UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA INCOME FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2009

[LOGO OF USAA]
   USAA(R)

                          [GRAPHIC OF USAA INCOME FUND]

=======================================

  SEMIANNUAL REPORT
  USAA INCOME FUND
  FUND SHARES o INSTITUTIONAL SHARES
  JANUARY 31, 2009

=======================================

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FUND OBJECTIVE

MAXIMUM CURRENT INCOME WITHOUT UNDUE RISK TO PRINCIPAL.
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Invests primarily in U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

INVESTMENT OVERVIEW                                                            8

FINANCIAL INFORMATION

    Portfolio of Investments                                                  17

    Notes to Portfolio of Investments                                         32

    Financial Statements                                                      36

    Notes to Financial Statements                                             39

EXPENSE EXAMPLE                                                               55

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"REMEMBER, WHEN THE MARKETS REBOUND,
THOSE WHO ARE INVESTED TEND TO REAP THE          [PHOTO OF CHRISTOPHER W. CLAUS]
GREATEST REWARDS."

--------------------------------------------------------------------------------

FEBRUARY 2009

"When will the investment markets and the economy start to improve?" This is the question I am asked the most. Although I don't have the answer (no one does), I do have a few observations.

In 2008, the corporate and municipal bond markets suffered one of the worst sell-offs in history. "Credit spreads" widened dramatically in response to poor liquidity conditions, institutional investors' forced selling, major investment firms' bankruptcies, and dealers' unwillingness to add bonds to their inventory. (Credit spread is the difference between the yield of a fixed-income security and a comparable U.S. Treasury. When spreads widen, bond prices fall.) In my opinion, the widest credit spreads are behind us, and while the road ahead will be bumpy, as of the writing of this commentary, I expect gradual narrowing. Under the circumstances, investors with time horizons of three to five years may find some attractive opportunities in municipal and high-quality corporate bonds because of their potential for income generation and price improvement.

Money market yields declined during the period as the Federal Reserve (the Fed) cut short-term interest rates nearly to zero. The Fed is expected to keep rates artificially low throughout 2009 as a catalyst for economic recovery, so money market yields are likely to remain low. Yields should begin improving once the Fed starts increasing short-term rates. A change in monetary policy also may be a sign that Fed governors believe the financial crisis is waning.

The outlook for equities is harder to gauge. I expect 2009 to be challenging as the economy continues to contract and unemployment rises to perhaps 9% or higher. Consumer confidence already has reached record lows, and

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2  | USAA INCOME FUND
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corporate earnings have been weak. The stock market -- like the economy -- is unlikely to make a lasting recovery until housing prices bottom, retail sales improve, and the toxic assets are flushed through the financial system. But in this period of fear with the indiscriminate selling of securities, many of our investment managers are seeing the best buying opportunities they've seen in decades in some of the largest, most durable franchises in the S&P 500 Index. No one knows when this value will be unlocked, but, as of the writing of this commentary, long-term investors have a range of interesting opportunities to consider.

In today's investment climate, patience -- and an investment plan that suits your goals, risk tolerance, and time horizon -- is essential. It will take time to unravel the excesses of recent years, but the economy and the investment markets eventually will recover. A prudent way to manage the situation is by paying down debt (a dollar saved in interest is as valuable as a dollar earned on an investment), living within your means, protecting your credit score, refinancing your mortgage if it makes sense, and building investment positions when securities are at historically low prices.

Rest assured that whatever happens, USAA will continue delivering guidance, world-class service, and a range of no-load mutual funds. If you want to review your investment strategy, our experienced investment professionals are happy to assist -- at no charge to you. They can help you set up a schedule to invest fixed amounts at regular intervals. Remember, when the markets rebound, those who are invested tend to reap the greatest rewards.

From all of us at USAA, thank you for your business and the opportunity to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o Mutual fund operating expenses apply and continue throughout the life of the fund. o Systematic investment plans do not assure a profit or protect against loss in declining markets.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGER'S COMMENTARY ON THE FUND

MARGARET "DIDI" WEINBLATT, Ph.D., CFA       [PHOTO OF MARGARET "DIDI" WEINBLATT]
USAA Investment Management Company

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o   HOW DID THE FUND PERFORM?

    For the six-month period ended January 31, 2009, the USAA Income Fund Shares had a total return of -5.75%. This compares to returns of -4.07% for the Lipper A Rated Bond Funds Index and 3.23% for the Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index)*.

    As of January 31, 2009, the Fund Shares' 12-month dividend yield was 5.80%, compared to 5.45% for the Lipper Corporate Debt Funds A Rated Average.

o   PLEASE DESCRIBE THE MARKET ENVIRONMENT.

    It seemed like the point of maximum pessimism in the bond market. Each day brought news of another major firm's collapse or request for a government bailout. In September alone, the government took Fannie Mae and Freddie Mac into conservatorship, Lehman Brothers filed

    *Effective November 3, 2008, Barclays Capital combined the existing Lehman Brothers and Barclays Capital indices into a single platform. Thus, the Fund's benchmark, once known as the Lehman Brothers U.S. Aggregate Bond Index, now is called the Barclays Capital U.S. Aggregate Bond Index.

    Refer to pages 10 and 11 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA INCOME FUND
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                                 o BBB SPREAD o

                                TO TREASURY 10-YR

                        [CHART OF BBB SPREAD TO TREASURY 10-YR]

DATE                          BBB ALL 10YR/40% FITTED PAR SPREAD TREASURY
02/01/2002                                      205.982
03/01/2002                                      202.338
07/01/2002                                       201.76
08/01/2002                                      201.931
09/01/2002                                      200.373
10/01/2002                                      201.546
11/01/2002                                      205.558
01/14/2002                                      204.474
01/15/2002                                      206.194
01/16/2002                                       207.67
01/17/2002                                      210.167
01/18/2002                                      211.239
01/22/2002                                      211.173
01/23/2002                                      212.319
01/24/2002                                       211.73
01/25/2002                                      211.649
01/28/2002                                      212.196
01/29/2002                                      214.212
01/30/2002                                      214.756
01/31/2002                                      211.568
01/02/2002                                      214.409
04/02/2002                                      215.677
05/02/2002                                      223.115
06/02/2002                                      224.724
07/02/2002                                      222.539
08/02/2002                                      221.642
11/02/2002                                      222.866
12/02/2002                                       214.76
02/13/2002                                      213.335
02/14/2002                                      214.562
02/15/2002                                      211.115
02/19/2002                                      213.572
02/20/2002                                      214.116
02/21/2002                                      215.994
02/22/2002                                      213.439
02/25/2002                                      213.752
02/26/2002                                      209.383
02/27/2002                                      209.944
02/28/2002                                      213.211
03/01/2002                                      212.561
03/04/2002                                      212.863
03/05/2002                                      208.536
03/06/2002                                       209.85
03/07/2002                                      204.415
03/08/2002                                       199.49
03/11/2002                                      202.269
03/12/2002                                       203.56
03/13/2002                                      203.206
03/14/2002                                      203.236
03/15/2002                                      203.099
03/18/2002                                      203.633
03/19/2002                                      203.581
03/20/2002                                      203.102
03/21/2002                                      204.722
03/22/2002                                      202.351
03/25/2002                                      200.924
03/26/2002                                      200.999
03/27/2002                                      201.926
03/28/2002                                      198.837
04/01/2002                                      199.747
04/02/2002                                       199.09
04/03/2002                                      199.783
04/04/2002                                      199.114
04/05/2002                                      199.934
04/08/2002                                      199.591
04/09/2002                                       199.83
04/10/2002                                      199.866
04/11/2002                                       200.97
04/12/2002                                      205.362
04/15/2002                                      201.606
04/16/2002                                      200.701
04/17/2002                                      197.956
04/18/2002                                      196.907
04/19/2002                                      196.084
04/22/2002                                      202.319
04/23/2002                                      204.161
04/24/2002                                      214.621
04/25/2002                                        209.7
04/26/2002                                      210.417
04/29/2002                                      220.268
04/30/2002                                      226.593
05/01/2002                                      233.442
05/02/2002                                      229.002
05/03/2002                                      229.001
05/06/2002                                      233.286
05/07/2002                                      237.459
05/08/2002                                      230.276
05/09/2002                                      227.005
05/10/2002                                      214.969
05/13/2002                                      221.078
05/14/2002                                      217.795
05/15/2002                                      212.764
05/16/2002                                      211.862
05/17/2002                                      210.974
05/20/2002                                      214.074
05/21/2002                                      212.091
05/22/2002                                      210.708
05/23/2002                                      204.673
05/24/2002                                      203.633
05/28/2002                                      201.147
05/29/2002                                      198.061
05/30/2002                                      200.933
05/31/2002                                      195.005
06/03/2002                                      194.484
06/04/2002                                      196.729
06/05/2002                                      196.122
06/06/2002                                      195.987
06/07/2002                                       201.88
06/10/2002                                      201.678
06/11/2002                                      201.911
06/12/2002                                      206.393
06/13/2002                                       206.92
06/14/2002                                      199.258
06/17/2002                                      197.326
06/18/2002                                      201.547
06/19/2002                                      200.091
06/20/2002                                      201.104
06/21/2002                                      201.391
06/24/2002                                      206.092
06/25/2002                                      205.369
06/26/2002                                      212.371
06/27/2002                                      214.734
06/28/2002                                      215.371
07/01/2002                                      221.278
07/02/2002                                      227.377
07/03/2002                                      229.013
07/05/2002                                      227.051
07/08/2002                                      226.605
07/09/2002                                       229.43
07/10/2002                                      229.836
07/11/2002                                      239.292
07/12/2002                                      235.685
07/15/2002                                      244.573
07/16/2002                                      248.636
07/17/2002                                      247.138
07/18/2002                                      254.203
07/19/2002                                      265.395
07/22/2002                                      280.973
07/23/2002                                      283.111
07/24/2002                                       338.45
07/25/2002                                      316.658
07/26/2002                                      323.593
07/29/2002                                      326.608
07/30/2002                                      300.611
07/31/2002                                      289.565
07/01/2002                                      280.855
08/02/2002                                      287.139
08/05/2002                                      303.064
08/06/2002                                      296.261
08/08/2002                                      300.483
08/08/2002                                      293.459
08/09/2002                                      294.968
08/12/2002                                       303.22
08/13/2002                                      308.936
08/14/2002                                      303.236
08/15/2002                                      304.376
08/16/2002                                      301.687
08/19/2002                                      298.494
08/20/2002                                       293.99
08/21/2002                                      286.215
08/22/2002                                      274.232
08/23/2002                                      276.378
08/26/2002                                      273.879
08/27/2002                                      269.482
08/28/2002                                      270.868
08/29/2002                                       272.09
08/30/2002                                       263.45
09/03/2002                                      272.966
09/04/2002                                      271.388
09/05/2002                                      273.614
09/06/2002                                      271.699
09/09/2002                                      272.292
09/10/2002                                      267.427
09/11/2002                                      268.428
09/12/2002                                      268.048
09/13/2002                                      269.347
09/16/2002                                      269.795
09/17/2002                                      267.984
09/18/2002                                      268.686
09/19/2002                                      268.861
09/20/2002                                      269.778
09/23/2002                                      283.441
09/24/2002                                      301.387
09/25/2002                                      295.463
09/26/2002                                      296.056
09/27/2002                                      298.941
09/30/2002                                      307.816
10/01/2002                                      307.039
10/02/2002                                      290.572
10/03/2002                                      292.061
10/04/2002                                      300.334
10/07/2002                                      315.026
10/08/2002                                      342.896
10/09/2002                                      350.518
10/10/2002                                      354.423
10/11/2002                                      346.831
10/15/2002                                      345.856
10/16/2002                                      347.251
10/17/2002                                      348.028
10/18/2002                                      349.273
10/21/2002                                      346.588
10/22/2002                                      345.427
10/23/2002                                      350.745
10/24/2002                                      347.702
10/25/2002                                      344.849
10/28/2002                                      341.989
10/29/2002                                      333.774
10/30/2002                                      327.438
10/31/2002                                      304.827
11/01/2002                                      306.421
11/04/2002                                        290.9
11/05/2002                                      284.948
11/06/2002                                      280.345
11/07/2002                                      282.519
11/08/2002                                      289.976
11/12/2002                                      296.677
11/13/2002                                      299.256
11/14/2002                                       283.01
11/15/2002                                       267.35
11/18/2002                                      263.635
11/19/2002                                      261.548
11/20/2002                                      258.693
11/21/2002                                      245.892
11/22/2002                                      244.339
11/25/2002                                      242.437
11/26/2002                                       242.62
11/27/2002                                      219.112
11/29/2002                                      223.185
12/02/2002                                      222.023
12/03/2002                                      221.672
12/04/2002                                      225.354
12/05/2002                                      227.175
12/06/2002                                      230.972
12/09/2002                                      233.146
12/10/2002                                      235.114
12/11/2002                                      236.402
12/12/2002                                      234.085
12/13/2002                                      224.956
12/16/2002                                      221.709
12/17/2002                                      218.749
12/18/2002                                      219.996
12/19/2002                                      222.233
12/20/2002                                      222.438
12/23/2002                                      221.314
12/24/2002                                      224.878
12/26/2002                                      226.154
12/27/2002                                      227.102
12/30/2002                                       229.55
12/31/2002                                      216.253
01/02/2003                                      209.596
01/03/2003                                      209.947
01/06/2003                                      206.213
01/07/2003                                      203.184
01/08/2003                                      202.899
01/09/2003                                      201.708
01/10/2003                                      201.155
01/13/2003                                      193.257
01/14/2003                                      194.578
01/15/2003                                      195.288
01/16/2003                                      196.849
01/17/2003                                      198.646
01/21/2003                                      200.842
01/22/2003                                      207.159
01/23/2003                                      205.342
01/24/2003                                       205.13
01/27/2003                                      206.985
01/28/2003                                      205.809
01/29/2003                                      203.375
01/30/2003                                      203.714
01/31/2003                                      195.685
02/03/2003                                      194.134
02/04/2003                                      194.039
02/05/2003                                      192.579
02/06/2003                                       192.08
02/07/2003                                      190.351
02/10/2003                                      190.254
02/11/2003                                      189.994
02/12/2003                                      191.001
02/13/2003                                      192.477
02/14/2003                                        192.1
02/18/2003                                       193.54
02/19/2003                                      192.764
02/20/2003                                      192.648
02/21/2003                                      190.324
02/24/2003                                      190.256
02/25/2003                                      189.134
02/26/2003                                      189.369
02/27/2003                                      190.046
02/28/2003                                      183.857
03/03/2003                                      182.631
03/04/2003                                       183.21
03/05/2003                                      183.715
03/06/2003                                      186.715
03/07/2003                                      188.785
03/10/2003                                      188.953
03/11/2003                                      187.853
03/12/2003                                      188.763
03/13/2003                                      185.396
03/14/2003                                      182.946
03/17/2003                                      182.574
03/18/2003                                      181.054
03/19/2003                                      180.743
03/20/2003                                       180.85
03/21/2003                                      179.555
03/24/2003                                      179.998
03/25/2003                                      178.413
03/26/2003                                      174.429
03/27/2003                                      174.739
03/28/2003                                      174.659
03/31/2003                                      173.234
04/01/2003                                      173.993
04/02/2003                                      174.642
04/03/2003                                      172.626
04/04/2003                                      172.177
04/07/2003                                      171.305
04/08/2003                                      172.597
04/09/2003                                      172.214
04/10/2003                                       172.66
04/11/2003                                      172.537
04/14/2003                                      170.045
04/15/2003                                      160.526
04/16/2003                                      158.849
04/17/2003                                      158.679
04/21/2003                                      156.106
04/22/2003                                      154.544
04/23/2003                                      151.185
04/24/2003                                      150.941
04/25/2003                                      151.307
04/28/2003                                      151.481
04/29/2003                                      151.125
04/30/2003                                      142.348
05/01/2003                                      142.853
05/02/2003                                      140.531
05/05/2003                                      139.129
05/06/2003                                      139.224
05/07/2003                                      138.045
05/08/2003                                      138.919
05/09/2003                                      138.763
05/12/2003                                      137.837
05/13/2003                                      139.078
05/14/2003                                      138.887
05/15/2003                                      141.294
05/16/2003                                      142.113
05/19/2003                                      142.558
05/20/2003                                      144.196
05/21/2003                                       142.83
05/22/2003                                      143.188
05/23/2003                                      142.163
05/27/2003                                      144.386
05/28/2003                                      144.324
05/29/2003                                      141.234
05/30/2003                                      136.095
06/02/2003                                      134.995
06/03/2003                                      135.393
06/04/2003                                      135.273
06/05/2003                                      135.223
06/06/2003                                      134.038
06/09/2003                                      131.822
06/10/2003                                      132.937
06/11/2003                                       131.72
06/12/2003                                      132.606
06/13/2003                                      135.694
06/16/2003                                      133.417
06/17/2003                                      131.023
06/18/2003                                      131.437
06/19/2003                                      132.684
06/20/2003                                      133.261
06/23/2003                                      134.478
06/24/2003                                      134.464
06/25/2003                                      133.604
06/26/2003                                      133.092
06/27/2003                                      133.749
06/30/2003                                      134.352
07/01/2003                                      135.077
07/02/2003                                       135.96
07/03/2003                                      136.808
07/07/2003                                      136.046
07/08/2003                                      134.485
07/09/2003                                      133.955
07/10/2003                                      133.475
07/11/2003                                      134.054
07/14/2003                                      133.428
07/15/2003                                      129.974
07/16/2003                                      127.409
07/17/2003                                      126.111
07/18/2003                                      125.601
07/21/2003                                      125.186
07/22/2003                                      125.032
07/23/2003                                       124.95
07/24/2003                                       125.95
07/25/2003                                      125.823
07/28/2003                                      126.435
07/29/2003                                      128.385
07/30/2003                                      127.816
07/31/2003                                      126.419
08/01/2003                                      120.581
08/04/2003                                      123.113
08/05/2003                                      122.873
08/06/2003                                      126.706
08/07/2003                                       126.41
08/08/2003                                      126.304
08/11/2003                                      124.613
08/12/2003                                      124.627
08/13/2003                                      123.222
08/14/2003                                      122.226
08/15/2003                                      131.431
08/18/2003                                      129.975
08/19/2003                                      129.946
08/20/2003                                      128.773
08/21/2003                                      125.156
09/03/2003                                      120.242
09/04/2003                                      120.894
09/05/2003                                      121.777
09/08/2003                                      122.749
09/09/2003                                      122.871
09/10/2003                                      122.565
09/11/2003                                      122.007
09/12/2003                                      121.326
09/15/2003                                      119.568
09/16/2003                                       120.99
09/17/2003                                      118.394
09/18/2003                                      118.173
09/19/2003                                      116.664
09/22/2003                                      119.189
09/23/2003                                      119.944
09/24/2003                                      118.086
09/25/2003                                       116.51
09/26/2003                                      116.783
09/29/2003                                      117.672
09/30/2003                                      115.514
10/01/2003                                      116.008
10/02/2003                                      116.574
10/03/2003                                      117.216
10/06/2003                                       118.09
10/07/2003                                      117.974
10/08/2003                                      117.444
10/09/2003                                      117.392
10/10/2003                                      117.078
10/14/2003                                      118.369
10/15/2003                                      111.427
10/16/2003                                      107.965
10/17/2003                                      107.958
10/20/2003                                      108.189
10/21/2003                                      107.899
10/22/2003                                      108.554
10/23/2003                                      109.897
10/24/2003                                      110.585
10/27/2003                                      111.234
10/28/2003                                      111.666
10/29/2003                                      111.326
10/30/2003                                       109.42
10/31/2003                                      105.998
11/03/2003                                      106.009
11/04/2003                                      106.807
11/05/2003                                        107.1
11/06/2003                                      106.533
11/07/2003                                       105.74
11/10/2003                                       105.56
11/12/2003                                      104.032
11/13/2003                                      105.079
11/14/2003                                      104.423
11/17/2003                                      104.355
11/18/2003                                      103.747
11/19/2003                                      104.439
11/20/2003                                      105.939
11/21/2003                                      105.774
11/24/2003                                      105.544
11/25/2003                                      106.284
11/26/2003                                      104.505
11/28/2003                                      100.252
12/01/2003                                       100.14
12/02/2003                                      100.764
12/03/2003                                      100.952
12/04/2003                                      101.186
12/05/2003                                      103.119
12/08/2003                                      103.304
12/09/2003                                      103.548
12/10/2003                                      104.628
12/11/2003                                      106.358
12/12/2003                                      106.589
12/15/2003                                      105.858
12/16/2003                                      106.167
12/17/2003                                      104.885
12/18/2003                                       104.25
12/19/2003                                      104.293
12/22/2003                                      104.254
12/23/2003                                      101.602
12/24/2003                                      101.978
12/26/2003                                      103.064
12/29/2003                                      102.603
12/30/2003                                       102.52
12/31/2003                                      102.902
01/02/2004                                      102.514
01/05/2004                                      102.833
01/06/2004                                      102.274
01/07/2004                                      102.613
01/08/2004                                        101.8
01/09/2004                                      102.141
01/12/2004                                      102.747
01/13/2004                                      103.952
01/14/2004                                      102.862
01/15/2004                                      100.041
01/16/2004                                      99.1676
01/20/2004                                      99.2893
01/21/2004                                      99.9004
01/22/2004                                      98.7192
01/23/2004                                      98.8882
01/26/2004                                      99.2819
01/27/2004                                      100.597
01/28/2004                                      99.9713
01/29/2004                                      99.9399
01/30/2004                                       99.291
02/02/2004                                      99.8112
02/03/2004                                      100.222
02/04/2004                                       100.53
02/05/2004                                      99.5476
02/09/2004                                      101.254
02/10/2004                                      100.503
02/11/2004                                      100.384
02/12/2004                                      100.744
02/17/2004                                      99.8444
02/18/2004                                      99.9672
02/19/2004                                      99.9198
02/20/2004                                      99.6456
02/23/2004                                      100.028
02/24/2004                                      100.224
02/25/2004                                      101.242
02/26/2004                                       101.26
02/27/2004                                      100.129
03/01/2004                                      101.133
03/02/2004                                      99.8177
03/03/2004                                       99.955
03/04/2004                                      99.9539
03/05/2004                                       99.813
03/08/2004                                      100.873
03/09/2004                                      102.046
03/10/2004                                      102.121
03/11/2004                                      103.127
03/12/2004                                      103.294
03/15/2004                                      104.992
03/16/2004                                      104.775
03/17/2004                                      104.898
03/18/2004                                      104.578
03/19/2004                                      104.751
03/22/2004                                      104.977
03/23/2004                                      105.137
03/24/2004                                      105.289
03/25/2004                                      106.179
03/26/2004                                      105.191
03/29/2004                                      105.118
03/30/2004                                      105.288
03/31/2004                                      105.989
04/01/2004                                      105.576
04/02/2004                                      103.996
04/05/2004                                      103.794
04/06/2004                                      104.199
04/07/2004                                      103.572
04/08/2004                                      103.391
04/12/2004                                      102.911
04/13/2004                                      102.204
04/14/2004                                      99.8617
04/15/2004                                      101.704
04/16/2004                                      102.452
04/19/2004                                      101.771
04/20/2004                                      101.142
04/21/2004                                      100.816
04/22/2004                                      101.162
04/23/2004                                      99.6817
04/26/2004                                      99.5595
04/27/2004                                      100.734
04/28/2004                                      100.685
04/29/2004                                       101.78
04/30/2004                                      102.101
05/03/2004                                      102.293
05/04/2004                                      103.121
05/05/2004                                      103.243
05/06/2004                                      106.426
05/07/2004                                      104.185
05/10/2004                                       106.11
05/11/2004                                      106.564
05/12/2004                                      107.683
05/13/2004                                       108.01
05/14/2004                                      111.674
05/17/2004                                      111.635
05/18/2004                                      111.602
05/19/2004                                      111.151
05/20/2004                                      111.068
05/21/2004                                      110.656
05/24/2004                                      109.859
05/25/2004                                      110.343
05/26/2004                                      110.746
05/27/2004                                      110.382
05/28/2004                                      109.078
06/01/2004                                      111.108
06/02/2004                                      111.015
06/03/2004                                      110.814
06/04/2004                                      111.078
06/07/2004                                      111.325
06/08/2004                                      110.847
06/09/2004                                      110.658
06/10/2004                                      109.812
06/15/2004                                      110.847
06/16/2004                                      110.827
06/17/2004                                      109.857
06/18/2004                                      110.005
06/21/2004                                      109.787
06/22/2004                                       110.73
06/23/2004                                      110.124
06/24/2004                                      110.128
06/25/2004                                      111.049
06/28/2004                                      110.103
06/29/2004                                      109.988
06/30/2004                                      112.447
07/01/2004                                      114.636
07/02/2004                                       114.69
07/06/2004                                      115.069
07/07/2004                                      115.292
07/08/2004                                      115.433
07/09/2004                                      115.453
07/12/2004                                      116.886
07/13/2004                                      114.876
07/14/2004                                      114.084
07/15/2004                                      112.038
07/16/2004                                      112.955
07/19/2004                                      112.748
07/20/2004                                      111.514
07/21/2004                                      111.698
07/22/2004                                      111.761
07/23/2004                                      111.522
07/26/2004                                      111.296
07/27/2004                                      111.014
07/28/2004                                      112.309
07/29/2004                                      111.035
07/30/2004                                      109.335
08/02/2004                                      110.559
08/03/2004                                      110.964
08/04/2004                                      111.439
08/05/2004                                      110.876
08/06/2004                                      112.461
08/09/2004                                      111.787
08/10/2004                                      110.529
08/11/2004                                      111.097
08/12/2004                                      111.269
08/13/2004                                      113.489
08/16/2004                                      114.251
08/17/2004                                      114.733
08/18/2004                                      114.514
08/19/2004                                      114.867
08/20/2004                                      114.231
08/23/2004                                      114.204
08/24/2004                                      113.848
08/25/2004                                      113.177
08/26/2004                                      112.641
08/27/2004                                      112.448
08/30/2004                                      110.789
08/31/2004                                      113.125
09/01/2004                                      113.275
09/02/2004                                      112.985
09/03/2004                                      111.854
09/07/2004                                      112.034
09/08/2004                                      111.845
09/09/2004                                      112.202
09/10/2004                                      112.371
09/13/2004                                      111.534
09/14/2004                                       111.38
09/15/2004                                      110.673
09/16/2004                                      110.783
09/17/2004                                      110.477
09/20/2004                                      110.418
09/21/2004                                      109.557
09/22/2004                                      109.674
09/23/2004                                      108.206
09/24/2004                                      107.231
09/27/2004                                      108.025
09/28/2004                                      108.797
09/29/2004                                      108.411
09/30/2004                                      106.557
10/01/2004                                      106.034
10/04/2004                                      105.952
10/05/2004                                      105.996
10/06/2004                                      105.546
10/07/2004                                      104.792
10/08/2004                                      104.761
10/12/2004                                      105.869
10/13/2004                                       105.73
10/14/2004                                        105.7
10/15/2004                                      103.329
10/18/2004                                      104.952
10/19/2004                                      103.955
10/20/2004                                      104.505
10/21/2004                                       104.82
10/22/2004                                      105.716
10/25/2004                                      106.632
10/26/2004                                      106.406
10/27/2004                                      105.952
10/28/2004                                      106.135
10/29/2004                                      104.692
11/01/2004                                      105.793
11/02/2004                                      104.821
11/03/2004                                      104.405
11/04/2004                                      103.192
11/05/2004                                      102.317
11/08/2004                                      101.263
11/09/2004                                      102.581
11/10/2004                                      101.009
11/12/2004                                       100.05
11/15/2004                                      99.2705
11/16/2004                                      99.2022
11/17/2004                                      99.4437
11/18/2004                                      98.2289
11/19/2004                                      97.9969
11/22/2004                                      97.6835
11/23/2004                                      98.2354
11/24/2004                                      98.1872
11/26/2004                                      97.9049
11/29/2004                                      96.4061
11/30/2004                                      96.4611
12/01/2004                                      96.3979
12/02/2004                                      96.3885
12/03/2004                                      96.0086
12/06/2004                                      95.5872
12/07/2004                                      94.2448
12/08/2004                                      93.3726
12/09/2004                                      94.6914
12/10/2004                                      94.7692
12/13/2004                                      95.9529
12/14/2004                                      95.3397
12/15/2004                                      93.5561
12/16/2004                                      94.3194
12/17/2004                                      94.7227
12/20/2004                                      93.1801
12/21/2004                                      92.8179
12/22/2004                                      93.5455
12/23/2004                                      93.4526
12/27/2004                                      92.7189
12/28/2004                                      92.9179
12/29/2004                                      91.8961
12/30/2004                                      92.0908
12/31/2004                                      90.3178
01/03/2005                                      88.6445
01/04/2005                                      88.4772
01/05/2005                                      89.0185
01/06/2005                                      89.8566
01/07/2005                                      89.4332
01/10/2005                                       89.372
01/11/2005                                      89.8833
01/12/2005                                      90.1081
01/13/2005                                      90.1113
01/14/2005                                      92.4287
01/18/2005                                      91.8905
01/19/2005                                      91.8059
01/20/2005                                      92.3724
01/21/2005                                      93.0515
01/24/2005                                      91.5341
01/25/2005                                      91.4306
01/26/2005                                      90.5337
01/27/2005                                      90.4334
01/28/2005                                      89.6119
01/31/2005                                       88.153
02/01/2005                                      88.6782
02/02/2005                                      88.0736
02/03/2005                                      87.8225
02/04/2005                                       87.731
02/07/2005                                      87.1677
02/08/2005                                      86.9059
02/09/2005                                      88.1211
02/10/2005                                      88.9438
02/11/2005                                      88.1625
02/14/2005                                       89.458
02/15/2005                                      87.1209
02/16/2005                                      87.3156
02/17/2005                                      87.9123
02/18/2005                                      87.8179
02/22/2005                                      87.5646
02/23/2005                                      87.4626
02/24/2005                                      86.6592
02/28/2005                                      83.5702
03/01/2005                                      83.2694
03/02/2005                                      84.2567
03/03/2005                                      83.6317
03/04/2005                                      81.8852
03/07/2005                                      81.6706
03/08/2005                                      81.6272
03/09/2005                                      81.8956
03/10/2005                                      81.3515
03/11/2005                                      81.2211
03/14/2005                                      81.6293
03/15/2005                                      81.9885
03/16/2005                                      84.4827
03/17/2005                                      84.1641
03/18/2005                                      84.3116
03/21/2005                                      85.0305
03/22/2005                                      84.4624
03/23/2005                                      85.6463
03/24/2005                                       85.134
03/28/2005                                      85.7151
03/29/2005                                      86.5003
03/30/2005                                      86.9687
03/31/2005                                      99.2301
04/01/2005                                      100.625
04/04/2005                                       101.36
04/05/2005                                      101.063
04/06/2005                                      99.0319
04/07/2005                                      98.0284
04/08/2005                                      98.2316
04/11/2005                                      98.9939
04/12/2005                                       98.981
04/13/2005                                      100.671
04/14/2005                                        101.8
04/15/2005                                      110.008
04/18/2005                                      110.802
04/19/2005                                      109.917
04/20/2005                                      109.322
04/21/2005                                      108.642
04/22/2005                                      107.031
04/25/2005                                       107.06
04/26/2005                                      108.158
04/27/2005                                      109.851
04/28/2005                                      110.731
04/29/2005                                      113.634
05/02/2005                                      114.938
05/03/2005                                       116.04
05/04/2005                                      115.408
05/05/2005                                       110.75
05/06/2005                                      110.036
05/09/2005                                      109.294
05/10/2005                                      109.753
05/11/2005                                      110.888
05/12/2005                                      110.862
05/13/2005                                      114.071
05/16/2005                                       113.89
05/17/2005                                      114.188
05/18/2005                                      113.892
05/19/2005                                      113.236
05/20/2005                                      114.342
05/23/2005                                       112.87
05/24/2005                                      112.332
05/25/2005                                      112.274
05/26/2005                                      111.451
05/27/2005                                      109.499
05/31/2005                                      109.812
06/01/2005                                      113.507
06/02/2005                                      112.172
06/03/2005                                      112.531
06/06/2005                                      113.724
06/07/2005                                      113.245
06/08/2005                                      113.867
06/09/2005                                      115.148
06/10/2005                                      115.497
06/13/2005                                      115.678
06/14/2005                                      115.518
06/15/2005                                      113.105
06/16/2005                                      114.316
06/17/2005                                      113.867
06/20/2005                                       113.18
06/21/2005                                      113.014
06/22/2005                                      113.208
06/23/2005                                      114.149
06/24/2005                                      114.292
06/27/2005                                      115.773
06/28/2005                                      114.758
06/29/2005                                      114.522
06/30/2005                                      112.608
07/01/2005                                      112.707
07/05/2005                                      114.311
07/06/2005                                      114.942
07/07/2005                                      116.395
07/08/2005                                      114.979
07/11/2005                                      113.791
07/12/2005                                      113.557
07/13/2005                                      109.869
07/14/2005                                       107.52
07/15/2005                                      105.385
07/18/2005                                      104.772
07/19/2005                                      104.905
07/20/2005                                      105.237
07/21/2005                                      105.127
07/22/2005                                       104.86
07/25/2005                                      104.668
07/26/2005                                      103.919
07/27/2005                                      103.698
07/28/2005                                       102.33
07/29/2005                                       100.34
08/01/2005                                      100.479
08/02/2005                                      100.329
08/03/2005                                       101.45
08/04/2005                                      101.493
08/05/2005                                      102.186
08/08/2005                                      102.614
08/09/2005                                      103.208
08/10/2005                                      102.912
08/11/2005                                      103.021
08/12/2005                                      104.993
08/15/2005                                      105.056
08/16/2005                                      105.628
08/17/2005                                       105.74
08/18/2005                                      106.186
08/19/2005                                      106.118
08/22/2005                                      105.995
08/23/2005                                      106.609
08/24/2005                                      106.128
08/25/2005                                      104.988
08/26/2005                                      103.987
08/29/2005                                      102.983
08/30/2005                                      103.383
08/31/2005                                      106.645
09/01/2005                                      108.919
09/02/2005                                      110.966
09/06/2005                                      110.741
09/07/2005                                      110.629
09/08/2005                                      109.964
09/09/2005                                      109.535
09/12/2005                                      109.729
09/13/2005                                      109.986
09/14/2005                                      109.602
09/15/2005                                      109.887
09/16/2005                                       110.41
09/19/2005                                      110.985
09/20/2005                                      111.311
09/21/2005                                      111.834
09/22/2005                                      113.275
09/23/2005                                      112.375
09/26/2005                                      110.921
09/27/2005                                      111.396
09/28/2005                                      111.884
09/29/2005                                      110.282
09/30/2005                                      110.952
10/03/2005                                      110.671
10/04/2005                                      110.339
10/05/2005                                      110.428
10/06/2005                                      111.554
10/07/2005                                      112.714
10/11/2005                                      113.103
10/12/2005                                      113.608
10/13/2005                                      115.795
10/14/2005                                      117.344
10/17/2005                                      117.243
10/18/2005                                      116.499
10/19/2005                                      117.333
10/20/2005                                      117.069
10/21/2005                                      116.053
10/24/2005                                      115.311
10/25/2005                                      116.614
10/26/2005                                      116.783
10/27/2005                                      117.355
10/28/2005                                      118.336
10/31/2005                                      117.018
11/01/2005                                      116.333
11/02/2005                                      117.004
11/03/2005                                      116.049
11/04/2005                                      116.917
11/07/2005                                      116.052
11/08/2005                                      117.338
11/09/2005                                      117.106
11/14/2005                                      116.971
11/15/2005                                      116.761
11/16/2005                                      116.853
11/17/2005                                      117.002
11/18/2005                                      117.577
11/21/2005                                      117.694
11/22/2005                                       117.37
11/23/2005                                        116.4
11/25/2005                                      117.058
11/28/2005                                      116.041
11/29/2005                                      115.577
11/30/2005                                      117.668
12/01/2005                                      118.046
12/02/2005                                      118.136
11/05/2005                                      118.643
12/06/2005                                      119.081
12/07/2005                                      118.827
12/08/2005                                      119.428
12/09/2005                                      119.436
12/12/2005                                      119.036
12/13/2005                                       118.41
12/14/2005                                      118.121
12/15/2005                                      119.877
12/16/2005                                      120.183
12/19/2005                                      120.044
12/20/2005                                      118.869
12/21/2005                                      118.881
12/22/2005                                      119.029
12/23/2005                                      118.938
12/27/2005                                      119.104
12/28/2005                                      118.858
12/29/2005                                      120.302
12/30/2005                                      120.757
01/03/2006                                      121.986
01/04/2006                                      121.814
01/05/2006                                      121.305
01/06/2006                                      120.744
01/09/2006                                      120.789
01/10/2006                                      120.251
01/11/2006                                      119.999
01/12/2006                                      120.408
01/13/2006                                      123.204
01/17/2006                                      123.354
01/18/2006                                      123.774
01/19/2006                                      122.983
01/20/2006                                      122.781
01/23/2006                                      122.572
01/24/2006                                      122.564
01/25/2006                                      121.283
01/26/2006                                      121.062
01/27/2006                                      120.204
01/30/2006                                      119.622
01/31/2006                                      117.762
02/01/2006                                      117.955
02/02/2006                                      118.074
02/03/2006                                      119.239
02/06/2006                                      119.021
02/07/2006                                      120.249
02/08/2006                                      120.119
02/09/2006                                      119.649
02/10/2006                                      118.724
02/13/2006                                       119.09
02/14/2006                                      119.026
02/15/2006                                      116.961
02/16/2006                                      116.381
02/17/2006                                       116.61
02/21/2006                                      116.409
02/22/2006                                      116.404
02/23/2006                                      115.618
02/27/2006                                      115.617
02/28/2006                                      114.413
03/01/2006                                      115.092
03/02/2006                                      109.867
03/03/2006                                      114.649
03/06/2006                                      115.018
03/07/2006                                      115.392
03/08/2006                                      115.529
03/09/2006                                      115.992
03/10/2006                                      116.469
03/13/2006                                      117.065
03/14/2006                                      117.178
03/15/2006                                      118.191
03/16/2006                                       117.82
03/17/2006                                      117.743
03/20/2006                                      118.225
03/21/2006                                      116.804
03/22/2006                                      115.948
03/23/2006                                      116.379
03/24/2006                                      116.983
03/27/2006                                      116.993
03/28/2006                                      117.228
03/29/2006                                      117.417
03/30/2006                                        117.1
03/31/2006                                      117.189
04/03/2006                                       117.12
04/04/2006                                       117.31
04/05/2006                                      117.666
04/06/2006                                      117.336
04/07/2006                                      117.933
04/10/2006                                      117.085
04/11/2006                                      117.227
04/12/2006                                      117.032
04/13/2006                                      118.346
04/17/2006                                      117.894
04/18/2006                                      118.203
04/19/2006                                      118.083
04/20/2006                                       117.87
04/21/2006                                      116.742
04/24/2006                                      117.231
04/25/2006                                       117.23
04/26/2006                                       116.72
04/27/2006                                      116.996
04/28/2006                                      115.418
05/01/2006                                      113.947
05/02/2006                                      113.472
05/03/2006                                      113.239
05/04/2006                                      112.265
05/05/2006                                      113.081
05/08/2006                                       112.87
05/09/2006                                      113.873
05/10/2006                                       113.18
05/11/2006                                      113.146
05/12/2006                                      113.868
05/15/2006                                      114.568
05/16/2006                                       114.53
05/17/2006                                      115.673
05/18/2006                                      116.781
05/19/2006                                      115.095
05/22/2006                                      116.028
05/23/2006                                      115.926
05/24/2006                                      117.478
05/25/2006                                      117.671
05/26/2006                                      116.653
05/30/2006                                      117.968
05/31/2006                                      118.466
06/01/2006                                      119.881
06/02/2006                                      119.535
06/05/2006                                      119.587
06/06/2006                                      120.243
06/07/2006                                      119.913
06/08/2006                                      120.824
06/09/2006                                      121.067
06/12/2006                                      121.344
06/13/2006                                      122.248
06/14/2006                                       123.74
06/15/2006                                      126.776
06/16/2006                                      126.479
06/19/2006                                      126.381
06/20/2006                                      126.756
06/21/2006                                      127.926
06/22/2006                                      129.176
06/23/2006                                      129.626
06/26/2006                                      129.465
06/27/2006                                      129.497
06/28/2006                                       129.48
06/29/2006                                      128.848
06/30/2006                                      128.573
07/03/2006                                      128.977
07/05/2006                                      128.476
07/06/2006                                      129.187
07/07/2006                                      129.328
07/10/2006                                      129.204
07/11/2006                                       129.72
07/12/2006                                      129.743
07/13/2006                                      130.522
07/14/2006                                      132.417
07/17/2006                                      132.933
07/18/2006                                      132.721
07/19/2006                                        132.7
07/20/2006                                      133.015
07/21/2006                                      133.536
07/24/2006                                      132.994
07/25/2006                                      131.962
07/26/2006                                      132.183
07/27/2006                                      131.244
07/28/2006                                      130.697
07/31/2006                                       131.92
08/01/2006                                      131.186
08/02/2006                                      131.324
08/03/2006                                       130.53
08/04/2006                                      130.984
08/07/2006                                      131.655
08/08/2006                                      132.412
08/09/2006                                      132.286
08/10/2006                                      132.551
08/11/2006                                      132.075
08/14/2006                                      130.848
08/15/2006                                      132.648
08/16/2006                                      133.172
08/17/2006                                      132.445
08/18/2006                                      132.399
08/21/2006                                      132.696
08/22/2006                                      132.402
08/23/2006                                      132.708
08/24/2006                                       132.23
08/25/2006                                       131.23
08/28/2006                                      132.128
08/29/2006                                       131.88
08/30/2006                                      131.953
08/31/2006                                      132.697
09/01/2006                                      133.218
09/05/2006                                      133.458
09/06/2006                                      132.766
09/07/2006                                        132.2
09/08/2006                                      132.247
09/11/2006                                       132.05
09/12/2006                                      131.751
09/13/2006                                      131.996
09/14/2006                                      131.995
09/15/2006                                      130.695
09/18/2006                                      130.775
09/19/2006                                      131.827
09/20/2006                                      131.489
09/21/2006                                      132.045
09/22/2006                                      132.747
09/25/2006                                      130.181
09/26/2006                                      130.573
09/27/2006                                      131.128
09/28/2006                                      132.453
09/29/2006                                      133.105
10/02/2006                                      132.745
10/03/2006                                      132.305
10/04/2006                                      131.378
10/05/2006                                      130.717
10/06/2006                                      130.387
10/10/2006                                      129.928
10/11/2006                                      130.011
10/12/2006                                      129.586
10/13/2006                                      129.547
10/16/2006                                      129.336
10/17/2006                                      128.861
10/18/2006                                      128.531
10/19/2006                                      128.201
10/20/2006                                      128.243
10/23/2006                                      128.216
10/24/2006                                       128.33
10/25/2006                                      128.063
10/26/2006                                      127.944
10/27/2006                                      128.296
10/30/2006                                      128.004
10/31/2006                                      128.377
11/01/2006                                      126.198
11/02/2006                                      125.992
11/03/2006                                      125.237
11/06/2006                                      124.623
11/07/2006                                      124.695
11/08/2006                                      125.121
11/09/2006                                      125.214
11/10/2006                                      124.653
11/13/2006                                      126.702
11/14/2006                                      126.024
11/15/2006                                      125.627
11/16/2006                                      125.353
11/17/2006                                      125.059
11/20/2006                                      125.208
11/21/2006                                      124.834
11/22/2006                                      125.199
11/24/2006                                      125.177
11/27/2006                                      125.615
11/28/2006                                      126.001
11/29/2006                                      126.143
11/30/2006                                      125.963
12/01/2006                                      126.766
12/04/2006                                      126.512
12/05/2006                                      126.113
12/06/2006                                      124.819
12/07/2006                                      124.335
12/08/2006                                      124.709
12/11/2006                                      125.287
12/12/2006                                      125.755
12/13/2006                                      125.315
12/14/2006                                      125.645
12/15/2006                                      126.358
12/18/2006                                      125.855
12/19/2006                                      125.863
12/20/2006                                      124.911
12/21/2006                                      125.338
12/22/2006                                      124.826
12/27/2006                                      123.904
12/28/2006                                      123.089
12/29/2006                                      123.077
01/02/2007                                      123.399
01/03/2007                                      123.561
01/04/2007                                      123.503
01/05/2007                                      123.408
01/08/2007                                      123.519
01/09/2007                                      123.035
01/10/2007                                      122.231
01/11/2007                                      120.466
01/12/2007                                      118.983
01/16/2007                                      119.115
01/17/2007                                      117.693
01/18/2007                                      116.957
01/19/2007                                      117.424
01/22/2007                                      117.429
01/24/2007                                      116.805
01/25/2007                                      115.845
01/26/2007                                      115.841
01/29/2007                                      116.358
01/30/2007                                      116.457
01/31/2007                                      115.734
02/01/2007                                      115.163
02/02/2007                                      114.977
02/05/2007                                      114.944
02/06/2007                                      114.509
02/07/2007                                      114.574
02/08/2007                                      113.213
02/09/2007                                      112.999
02/12/2007                                      113.004
02/13/2007                                      113.242
02/14/2007                                      113.902
02/15/2007                                      113.259
02/16/2007                                      112.524
02/21/2007                                      111.299
02/22/2007                                      110.068
02/23/2007                                      110.891
02/26/2007                                      112.861
02/27/2007                                      116.037
02/28/2007                                      115.532
03/01/2007                                      115.489
03/02/2007                                      116.485
03/05/2007                                      118.302
03/06/2007                                      118.304
03/07/2007                                      118.533
03/08/2007                                      117.425
03/09/2007                                      116.723
03/12/2007                                      116.692
03/13/2007                                      117.965
03/14/2007                                      119.756
03/15/2007                                       118.54
03/16/2007                                      119.659
03/19/2007                                      119.092
03/20/2007                                      119.624
03/21/2007                                      120.079
03/22/2007                                       119.52
03/23/2007                                      119.301
03/26/2007                                      116.991
03/27/2007                                      118.665
03/28/2007                                      119.668
03/29/2007                                      120.924
03/30/2007                                      121.699
04/02/2007                                        122.1
04/03/2007                                      122.085
04/04/2007                                      122.555
04/05/2007                                       122.09
04/09/2007                                      121.374
04/10/2007                                      120.349
04/11/2007                                      119.137
04/12/2007                                      119.084
04/13/2007                                      119.522
04/16/2007                                      118.804
04/17/2007                                       119.53
04/18/2007                                      119.952
04/19/2007                                      120.174
04/20/2007                                      119.139
04/23/2007                                      118.678
04/24/2007                                      119.038
04/25/2007                                      119.538
04/26/2007                                      119.596
04/27/2007                                      119.426
04/30/2007                                      121.212
05/01/2007                                      119.931
05/02/2007                                      120.201
05/03/2007                                      119.815
05/04/2007                                          120
05/07/2007                                      120.061
05/08/2007                                      120.061
05/09/2007                                      119.514
05/10/2007                                      119.621
05/11/2007                                      121.245
05/14/2007                                       119.11
05/15/2007                                      118.198
05/16/2007                                      118.628
05/17/2007                                      118.494
05/18/2007                                      118.449
05/21/2007                                      118.125
05/22/2007                                      117.891
05/23/2007                                      117.918
05/24/2007                                      117.961
05/25/2007                                      117.672
05/29/2007                                      117.731
05/30/2007                                      117.935
05/31/2007                                      115.884
06/01/2007                                      115.666
06/04/2007                                      115.643
06/05/2007                                      115.795
06/06/2007                                      116.698
06/07/2007                                      117.376
06/08/2007                                      118.891
06/11/2007                                      118.749
06/12/2007                                      119.342
06/13/2007                                      118.555
06/14/2007                                      117.862
06/15/2007                                      116.235
06/18/2007                                      116.554
06/19/2007                                       117.91
06/20/2007                                      117.338
06/21/2007                                      120.326
06/22/2007                                      120.659
06/25/2007                                        120.8
06/26/2007                                      121.611
06/27/2007                                      121.707
06/28/2007                                      121.241
06/29/2007                                        120.4
07/02/2007                                      120.917
07/03/2007                                      121.383
07/05/2007                                      121.412
07/06/2007                                      121.582
07/09/2007                                      121.843
07/10/2007                                      122.692
07/11/2007                                      123.764
07/12/2007                                      123.433
07/13/2007                                      123.625
07/16/2007                                       124.46
07/17/2007                                      124.631
07/18/2007                                      126.932
07/19/2007                                      126.946
07/20/2007                                      129.144
07/23/2007                                      129.888
07/24/2007                                       130.97
07/25/2007                                       133.69
07/26/2007                                      138.774
07/27/2007                                      142.104
07/30/2007                                      147.354
07/31/2007                                      147.025
08/01/2007                                      148.436
08/02/2007                                      147.489
08/03/2007                                      147.977
08/06/2007                                      148.801
08/07/2007                                      149.165
08/08/2007                                      144.257
08/09/2007                                      143.484
08/10/2007                                       146.35
08/13/2007                                      145.523
08/14/2007                                       146.08
08/15/2007                                      151.095
08/16/2007                                      156.666
08/17/2007                                      155.847
08/20/2007                                      156.234
08/21/2007                                      157.799
08/22/2007                                      157.857
08/23/2007                                      156.149
08/24/2007                                      156.609
08/27/2007                                      156.525
08/28/2007                                      157.451
08/29/2007                                      159.244
08/30/2007                                      162.477
08/31/2007                                      160.517
09/04/2007                                      160.919
09/05/2007                                      160.851
09/06/2007                                      162.623
09/07/2007                                       165.27
09/10/2007                                      168.031
09/11/2007                                      168.955
09/12/2007                                      171.093
09/13/2007                                      170.471
09/14/2007                                      172.702
09/17/2007                                       172.14
09/18/2007                                      169.413
09/19/2007                                      167.329
09/20/2007                                      164.825
09/21/2007                                      160.889
09/24/2007                                      160.229
09/25/2007                                       162.66
09/26/2007                                      162.381
09/27/2007                                      161.755
09/28/2007                                      166.587
10/01/2007                                      165.717
10/02/2007                                      164.113
10/03/2007                                      162.274
10/04/2007                                      159.316
10/05/2007                                      157.436
10/09/2007                                      156.229
10/10/2007                                      153.013
10/11/2007                                      151.709
10/12/2007                                       150.97
10/15/2007                                      152.093
10/16/2007                                      153.742
10/17/2007                                      155.986
10/18/2007                                      157.402
10/19/2007                                      158.486
10/22/2007                                      161.843
10/23/2007                                      159.495
10/24/2007                                       160.48
10/25/2007                                      160.383
10/26/2007                                      160.709
10/29/2007                                        160.1
10/30/2007                                      160.279
10/31/2007                                      156.394
11/01/2007                                      158.347
11/05/2007                                      163.047
11/06/2007                                      162.885
11/07/2007                                      164.989
11/08/2007                                      166.328
11/09/2007                                      169.471
11/13/2007                                      170.772
11/14/2007                                      172.215
11/15/2007                                      177.019
11/16/2007                                      179.862
11/19/2007                                      181.164
11/20/2007                                      181.912
11/21/2007                                      182.492
11/23/2007                                       182.87
11/26/2007                                      182.609
11/27/2007                                      184.254
11/28/2007                                      185.928
11/29/2007                                      188.082
11/30/2007                                      200.081
12/03/2007                                       200.63
12/04/2007                                       201.68
12/06/2007                                      204.606
12/07/2007                                      204.442
12/10/2007                                      202.295
12/11/2007                                      202.007
12/12/2007                                      202.161
12/13/2007                                      201.747
12/14/2007                                      198.187
12/17/2007                                       198.93
12/18/2007                                      198.805
12/19/2007                                       198.76
12/20/2007                                      197.927
12/21/2007                                      197.592
12/24/2007                                      197.919
12/26/2007                                      196.839
12/27/2007                                      196.812
12/28/2007                                      196.888
12/31/2007                                      198.307
01/02/2008                                      197.821
01/03/2008                                      201.944
01/04/2008                                      203.875
01/07/2008                                      203.841
01/08/2008                                      206.554
01/09/2008                                      209.206
01/10/2008                                      212.962
01/11/2008                                       213.48
01/14/2008                                      214.282
01/15/2008                                       219.62
01/16/2008                                      221.696
01/17/2008                                      222.298
01/18/2008                                      223.542
01/22/2008                                      232.051
01/23/2008                                      229.612
01/24/2008                                       230.24
01/25/2008                                      226.218
01/28/2008                                      227.689
01/29/2008                                      227.134
01/30/2008                                      226.957
01/31/2008                                      231.212
02/01/2008                                      230.653
02/04/2008                                      230.919
02/05/2008                                      230.208
02/06/2008                                      232.338
02/07/2008                                      234.921
02/08/2008                                      234.991
02/11/2008                                      235.134
02/12/2008                                      238.106
02/13/2008                                       239.94
02/14/2008                                      243.292
02/15/2008                                      245.802
02/19/2008                                      245.265
02/20/2008                                      246.471
02/21/2008                                      246.513
02/22/2008                                      248.089
02/25/2008                                      246.455
02/26/2008                                      246.489
02/27/2008                                      246.311
02/28/2008                                      246.867
02/29/2008                                      258.707
03/03/2008                                      261.202
03/04/2008                                      262.327
03/05/2008                                      266.495
03/06/2008                                      269.117
03/07/2008                                      273.495
03/10/2008                                      271.898
03/11/2008                                      275.376
03/12/2008                                      273.456
03/13/2008                                      280.617
03/14/2008                                      291.277
03/17/2008                                      296.461
03/18/2008                                       297.92
03/19/2008                                       295.18
03/20/2008                                      293.898
03/24/2008                                      294.364
03/25/2008                                      290.302
03/26/2008                                      289.143
03/27/2008                                      290.829
03/28/2008                                      291.261
03/31/2008                                      293.085
04/01/2008                                      293.057
04/02/2008                                      291.457
04/03/2008                                      289.633
04/04/2008                                      285.471
04/07/2008                                       282.04
04/08/2008                                      280.065
04/09/2008                                      279.612
04/10/2008                                      281.495
04/11/2008                                      282.072
04/14/2008                                       283.22
04/15/2008                                      281.182
04/16/2008                                      279.606
04/17/2008                                      275.535
04/18/2008                                      271.373
04/21/2008                                      266.886
04/22/2008                                      264.357
04/23/2008                                       264.23
04/24/2008                                      263.303
04/25/2008                                      261.538
04/28/2008                                      258.112
04/29/2008                                      253.951
04/30/2008                                      253.605
05/01/2008                                      251.379
05/02/2008                                       246.14
05/05/2008                                      245.315
05/06/2008                                      248.866
05/07/2008                                      249.791
05/08/2008                                      252.454
05/09/2008                                      253.947
05/12/2008                                      253.446
05/13/2008                                      254.416
05/14/2008                                      254.374
05/15/2008                                      247.726
05/16/2008                                      246.249
05/19/2008                                      246.172
05/20/2008                                      247.578
05/21/2008                                      251.381
05/22/2008                                      254.012
05/23/2008                                      254.582
05/27/2008                                      252.456
05/28/2008                                       250.03
05/29/2008                                      248.362
05/30/2008                                      245.666
06/02/2008                                      247.371
06/03/2008                                      249.526
06/04/2008                                      250.883
06/05/2008                                      248.324
06/06/2008                                      245.986
06/09/2008                                      245.837
06/10/2008                                      247.395
06/11/2008                                      248.784
06/12/2008                                        248.5
06/13/2008                                      248.413
06/16/2008                                      249.449
06/17/2008                                       251.15
06/18/2008                                      252.026
06/19/2008                                       253.32
06/20/2008                                      256.239
06/23/2008                                      257.392
06/24/2008                                      262.615
06/25/2008                                      260.568
06/26/2008                                      266.177
06/27/2008                                      270.956
06/30/2008                                      268.724
07/01/2008                                      272.214
07/02/2008                                      273.783
07/03/2008                                      273.757
07/07/2008                                      274.379
07/08/2008                                      275.387
07/09/2008                                       275.55
07/10/2008                                      276.207
07/11/2008                                      279.184
07/14/2008                                      276.373
07/15/2008                                      282.101
07/16/2008                                       285.34
07/17/2008                                      284.205
07/18/2008                                      287.445
07/21/2008                                      286.991
07/22/2008                                      286.921
07/23/2008                                      283.138
07/24/2008                                      282.691
07/25/2008                                      281.916
07/28/2008                                      282.756
07/29/2008                                      284.427
07/30/2008                                       285.58
07/31/2008                                      288.697
08/01/2008                                      288.264
08/04/2008                                      288.863
08/05/2008                                       289.86
08/06/2008                                      290.256
08/07/2008                                      291.219
08/08/2008                                      290.368
08/11/2008                                      289.975
08/12/2008                                       290.35
08/13/2008                                      291.199
08/14/2008                                      293.127
08/15/2008                                      293.285
08/18/2008                                       292.63
08/19/2008                                      295.293
08/20/2008                                      296.731
08/21/2008                                      296.575
08/22/2008                                      298.939
08/25/2008                                      299.321
08/26/2008                                      297.831
08/27/2008                                      300.988
08/28/2008                                      300.896
08/29/2008                                      295.896
09/02/2008                                      298.539
09/03/2008                                      298.002
09/04/2008                                      297.995
09/05/2008                                      302.179
09/08/2008                                      298.018
09/09/2008                                      300.215
09/10/2008                                      304.349
09/11/2008                                      307.451
09/12/2008                                      310.841
09/15/2008                                      319.119
09/16/2008                                      320.862
09/17/2008                                      323.906
09/18/2008                                      339.495
09/19/2008                                      340.299
09/22/2008                                      337.775
09/23/2008                                      337.668
09/24/2008                                      332.672
09/25/2008                                      334.482
09/26/2008                                      345.078
09/29/2008                                      360.418
09/30/2008                                      331.956
10/01/2008                                      371.883
10/02/2008                                      375.777
10/03/2008                                      378.826
10/06/2008                                      414.672
10/07/2008                                      410.777
10/08/2008                                      436.301
10/09/2008                                      437.565
10/10/2008                                      447.865
10/14/2008                                      460.113
10/15/2008                                      534.393
10/16/2008                                      539.938
10/17/2008                                      578.087
10/20/2008                                      586.139
10/21/2008                                      576.585
10/22/2008                                      574.914
10/23/2008                                      573.438
10/24/2008                                      581.824
10/27/2008                                      579.612
10/28/2008                                      585.927
10/29/2008                                      587.572
10/30/2008                                      582.621
10/31/2008                                      648.291
11/03/2008                                       656.32
11/04/2008                                      658.869
11/05/2008                                      658.899
11/06/2008                                      664.254
11/07/2008                                      664.694
11/10/2008                                      638.854
11/12/2008                                      648.589
11/13/2008                                      653.717
11/14/2008                                      715.654
11/17/2008                                      721.407
11/18/2008                                       733.24
11/19/2008                                      755.132
11/20/2008                                      775.016
11/21/2008                                      798.616
11/24/2008                                      800.427
11/25/2008                                      785.532
11/26/2008                                      790.857
11/28/2008                                      810.328
12/01/2008                                      811.943
12/02/2008                                      809.582
12/03/2008                                      815.803
12/04/2008                                      822.475
12/05/2008                                      820.774
12/08/2008                                      816.389
12/09/2008                                      816.761
12/10/2008                                      808.983
12/11/2008                                      803.726
12/12/2008                                      805.186
12/15/2008                                      803.135
12/16/2008                                      804.658
12/17/2008                                      806.326
12/18/2008                                      815.436
12/19/2008                                      819.636
12/22/2008                                      824.527
12/23/2008                                      825.781
12/24/2008                                      827.789
12/26/2008                                      829.587
12/29/2008                                      823.339
12/30/2008                                      823.429
12/31/2008                                      802.946
01/02/2009                                       807.92
01/05/2009                                      804.142
01/06/2009                                      792.975
01/07/2009                                      785.021
01/08/2009                                      781.581
01/09/2009                                      775.281
01/12/2009                                      774.573
01/13/2009                                      775.317
01/14/2009                                      774.547
01/15/2009                                      779.776
01/16/2009                                      777.211
01/20/2009                                      769.069
01/21/2009                                      765.129
01/22/2009                                      763.287
01/23/2009                                      767.232
01/26/2009                                      768.767
01/27/2009                                      772.606
01/28/2009                                      764.286
01/29/2009                                      754.868
01/30/2009                                      749.574

                                   [END CHART]

         Source: Barclays Capital

    for bankruptcy, the government stepped in to insure money market funds and bailed out insurance giant American International Group, Inc. (AIG), and the U.S. Department of the Treasury sought congressional approval for the $700 billion Troubled Asset Relief Program (TARP), along with several other measures to support the credit markets.

    A massive flight to quality pushed short-term U.S. Treasury bills to negative yields; fear was so pervasive that investors were willing to give up any return at all for the U.S. government's guarantee of return of principal. Meanwhile, securities issued by high-quality companies were priced as if the companies were going out of business. At the end of 2008 (the situation improved in January), there was very little trading in bonds not backed by the U.S. Treasury. Wall Street firms lacked the capital to hold anything in inventory. Sellers had to take whatever bid was available. And there were many forced sellers due to the de-leveraging in process as credit evaporated.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

    In the flight to quality, only U.S. Treasury bonds and government-agency-backed securities provided positive returns. All other sectors of the bond market posted negative returns. Even Treasury inflation-protected securities (TIPS) posted negative returns in the face of investors' fears of deflation. Commercial mortgage-backed securities (CMBS) and the corporate bonds of financial institutions recorded the biggest losses.

o   HOW DID YOU MANAGE THE FUND AMID SUCH DISLOCATION?

    Many markets swing between fear and greed, but this cycle's swing has been extreme. Our strategy has been to try to lean against the tide. Just as we sought safety when lending standards evaporated in 2006, during this six-month period we tried to take advantage of others' fears and make purchases of good quality securities at prices and yields we thought more than compensated for the risk. In some cases, we bought too early, only to see prices fall. But we believe that when the dust settles these purchases will be beneficial to long-term performance.

    As an example, during the period we bought 10-year bonds of PepsiCo, Inc. -- yes, Pepsi -- at a yield near 8%, when 10-year U.S. Treasuries were trading below 4%. As credit conditions eased in January, these and other bonds purchased at the end of 2008 rose in value.

    We also greatly reduced our holdings in Treasury securities at the end of the year as yields fell to record lows. This paid off in January, because Treasury yields increased in the face of record issuance to fund the various government-bailout programs.

    You will find a complete list of securities that the Fund owns on pages
    17-31.

================================================================================

6  | USAA INCOME FUND

================================================================================

o   WHAT SPECIFIC SECTORS MOST AFFECTED PERFORMANCE?

    CMBS, corporate bonds (especially those in the financial sector), and real estate investment trusts (REITs) were the biggest detractors from performance. As credit markets normalize -- as we expect they will in light of so many government actions -- we believe that the securities the Fund holds have the potential to perform extremely well. We have the benefit of USAA's research advantage, an experienced team whose main job is to determine whether we're being paid for the risks we take on shareholders' behalf.

O   SO WOULD YOU CHARACTERIZE YOUR OUTLOOK AS POSITIVE?

    These are unprecedented times, and we should expect more bumps along the road to recovery. As of the writing of this commentary, a quick recovery seems unlikely, but as noted earlier we have seen a slight thaw in the credit markets. We are very confident that the Fund is well-positioned to seek to perform as credit markets continue to stabilize, and we are taking all prudent, necessary steps to make sure we are well-compensated for any and all risks we're taking on your behalf.

    We certainly thank you, the shareholders of USAA's flagship fixed-income fund, for your perseverance and continuing investment in the Fund. Our commitment to help you reach your goals never has been stronger.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  7

================================================================================

INVESTMENT OVERVIEW

USAA INCOME FUND SHARES (Symbol: USAIX)

--------------------------------------------------------------------------------
                                            1/31/09                 7/31/08
--------------------------------------------------------------------------------
Net Assets                              $1,776.2 Million        $1,982.9 Million
Net Asset Value Per Share                    $10.83                  $11.81

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/09
--------------------------------------------------------------------------------
7/31/08 to 1/31/09*          1 Year              5 Years              10 Years
      -5.75%                 -6.65%               2.08%                 4.02%

--------------------------------------------------------------------------------
    30-DAY SEC YIELD** AS OF 1/31/09                       EXPENSE RATIO***
--------------------------------------------------------------------------------
                  5.53%                                          0.63%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

8  | USAA INCOME FUND

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED JANUARY 31, 2009

--------------------------------------------------------------------------------
                   TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 Years               4.02%        =          5.83%          +        (1.81)%
5 Years                2.08%        =          4.88%          +        (2.80)%
1 Year                (6.65)%       =          4.94%          +       (11.59)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JANUARY 31, 2000--JANUARY 31, 2009

--------------------------------------------------------------------------------
            TOTAL RETURN          DIVIDEND RETURN          CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
01/31/2000     -4.35%                  9.08%                      -13.43%
01/31/2001     15.46%                  7.64%                        7.82%
01/31/2002      6.33%                  6.66%                       -0.33%
01/31/2003      8.08%                  5.68%                        2.40%
01/31/2004      5.45%                  4.64%                        0.81%
01/31/2005      4.39%                  4.55%                       -0.16%
01/31/2006      2.23%                  4.72%                       -2.49%
01/31/2007      4.23%                  4.89%                       -0.66%
01/31/2008      6.75%                  5.26%                        1.49%
01/31/2009     -6.65%                  4.94%                      -11.59%

     NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  9

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                     USAA INCOME           LIPPER CORPORATE DEBT
                     FUND SHARES           FUNDS A RATED AVERAGE
1/31/1999               6.49%                       5.67%
1/31/2000               6.72                        6.12
1/31/2001               6.58                        6.03
1/31/2002               6.55                        5.53
1/31/2003               5.31                        4.89
1/31/2004               4.49                        4.05
1/31/2005               4.42                        3.88
1/31/2006               4.79                        4.12
1/31/2007               4.79                        4.38
1/31/2008               4.98                        4.59
1/31/2009               5.80                        5.46

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 1/31/00 to 1/31/09.

The Lipper Corporate Debt Funds A Rated Average is the average performance level of all corporate A rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

10  | USAA INCOME FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   BARCLAYS CAPITAL U.S.           USAA INCOME          LIPPER A RATED BOND
                   AGGREGATE BOND INDEX            FUND SHARES             FUNDS INDEX
01/31/1999               $10,000.00                $10,000.00              $10,000.00
02/28/1999                 9,825.43                  9,816.84                9,778.14
03/31/1999                 9,879.88                  9,832.94                9,842.21
04/30/1999                 9,911.18                  9,864.89                9,874.53
05/31/1999                 9,824.37                  9,777.77                9,762.32
06/30/1999                 9,793.07                  9,682.54                9,714.71
07/31/1999                 9,751.38                  9,605.82                9,671.19
08/31/1999                 9,746.42                  9,582.76                9,644.64
09/30/1999                 9,859.57                  9,681.86                9,736.71
10/31/1999                 9,895.94                  9,692.90                9,751.49
11/30/1999                 9,895.23                  9,661.40                9,758.21
12/31/1999                 9,847.52                  9,554.19                9,713.82
01/31/2000                 9,815.27                  9,564.66                9,692.76
02/29/2000                 9,933.98                  9,711.28                9,795.41
03/31/2000                10,064.84                  9,867.80                9,928.27
04/30/2000                10,036.02                  9,835.34                9,847.28
05/31/2000                10,031.42                  9,872.26                9,809.29
06/30/2000                10,240.12                 10,084.55               10,027.96
07/31/2000                10,333.07                 10,192.86               10,112.98
08/31/2000                10,482.84                 10,337.11               10,247.33
09/30/2000                10,548.74                 10,437.97               10,304.11
10/31/2000                10,618.55                 10,468.08               10,347.40
11/30/2000                10,792.17                 10,612.25               10,500.32
12/31/2000                10,992.37                 10,829.06               10,715.34
01/31/2001                11,172.13                 11,043.14               10,914.71
02/28/2001                11,269.46                 11,140.04               11,013.24
03/31/2001                11,326.03                 11,218.96               11,052.29
04/30/2001                11,279.02                 11,178.21               10,989.72
05/31/2001                11,347.06                 11,267.45               11,062.13
06/30/2001                11,389.93                 11,337.76               11,106.85
07/31/2001                11,644.58                 11,605.55               11,358.96
08/31/2001                11,777.93                 11,724.00               11,487.07
09/30/2001                11,915.17                 11,815.02               11,531.78
10/31/2001                12,164.50                 12,030.29               11,780.41
11/30/2001                11,996.79                 11,788.10               11,637.46
12/31/2001                11,920.60                 11,650.07               11,549.98
01/31/2002                12,017.10                 11,742.65               11,630.82
02/28/2002                12,133.56                 11,826.45               11,717.35
03/31/2002                11,931.71                 11,607.53               11,530.18
04/30/2002                12,163.09                 11,786.22               11,734.84
05/31/2002                12,266.44                 11,896.81               11,824.18
06/30/2002                12,372.50                 11,987.69               11,875.09
07/31/2002                12,521.79                 12,034.60               11,946.08
08/31/2002                12,733.21                 12,305.46               12,165.05
09/30/2002                12,939.43                 12,513.29               12,353.53
10/31/2002                12,880.50                 12,352.24               12,229.46
11/30/2002                12,877.07                 12,381.44               12,272.90
12/31/2002                13,143.06                 12,655.94               12,539.81
01/31/2003                13,154.28                 12,691.85               12,566.58
02/28/2003                13,336.29                 12,871.40               12,749.73
03/31/2003                13,326.01                 12,846.99               12,740.34
04/30/2003                13,435.97                 12,944.28               12,882.84
05/31/2003                13,686.49                 13,229.89               13,151.92
06/30/2003                13,659.32                 13,237.26               13,122.01
07/31/2003                13,200.11                 12,754.48               12,671.90
08/31/2003                13,287.74                 12,851.16               12,756.04
09/30/2003                13,639.48                 13,191.30               13,104.94
10/31/2003                13,512.27                 13,117.35               12,999.09
11/30/2003                13,544.64                 13,164.92               13,040.30
12/31/2003                13,682.47                 13,276.72               13,168.98
01/31/2004                13,792.55                 13,383.72               13,279.77
02/29/2004                13,941.84                 13,520.01               13,406.05
03/31/2004                14,046.25                 13,627.70               13,508.80
04/30/2004                13,680.82                 13,251.82               13,177.33
05/31/2004                13,626.02                 13,202.01               13,110.04
06/30/2004                13,703.02                 13,273.00               13,177.17
07/31/2004                13,838.85                 13,421.86               13,303.09
08/31/2004                14,102.83                 13,657.82               13,553.15
09/30/2004                14,141.10                 13,709.38               13,596.93
10/31/2004                14,259.68                 13,825.49               13,707.87
11/30/2004                14,145.94                 13,743.28               13,624.84
12/31/2004                14,276.10                 13,877.05               13,763.08
01/31/2005                14,365.75                 13,971.06               13,858.16
02/28/2005                14,280.94                 13,911.50               13,803.27
03/31/2005                14,207.60                 13,861.06               13,719.76
04/30/2005                14,399.88                 14,054.33               13,902.02
05/31/2005                14,555.67                 14,189.54               14,061.61
06/30/2005                14,635.04                 14,255.63               14,143.06
07/31/2005                14,501.81                 14,137.84               14,014.40
08/31/2005                14,687.72                 14,339.00               14,203.53
09/30/2005                14,536.42                 14,209.87               14,034.99
10/31/2005                14,421.38                 14,105.86               13,905.26
11/30/2005                14,485.16                 14,158.99               13,975.62
12/31/2005                14,622.88                 14,288.41               14,111.16
01/31/2006                14,623.70                 14,282.55               14,103.42
02/28/2006                14,672.25                 14,334.40               14,155.62
03/31/2006                14,528.27                 14,204.58               13,995.18
04/30/2006                14,501.93                 14,140.79               13,939.02
05/31/2006                14,486.46                 14,140.63               13,932.66
06/30/2006                14,517.17                 14,169.65               13,942.33
07/31/2006                14,713.47                 14,349.67               14,126.59
08/31/2006                14,938.71                 14,565.30               14,351.64
09/30/2006                15,069.93                 14,699.42               14,478.12
10/31/2006                15,169.61                 14,806.48               14,582.15
11/30/2006                15,345.60                 14,963.83               14,758.66
12/31/2006                15,256.54                 14,883.22               14,660.99
01/31/2007                15,250.28                 14,887.13               14,654.23
02/28/2007                15,485.44                 15,127.87               14,900.88
03/31/2007                15,485.92                 15,112.96               14,869.86
04/30/2007                15,569.42                 15,161.64               14,948.06
05/31/2007                15,451.43                 15,024.37               14,831.14
06/30/2007                15,405.72                 14,964.28               14,762.58
07/31/2007                15,534.22                 15,080.17               14,843.11
08/31/2007                15,724.62                 15,245.95               14,956.90
09/30/2007                15,843.91                 15,343.93               15,077.27
10/31/2007                15,986.23                 15,462.27               15,189.77
11/30/2007                16,273.72                 15,664.93               15,365.79
12/31/2007                16,319.43                 15,631.74               15,328.32
01/31/2008                16,593.56                 15,891.52               15,523.64
02/29/2008                16,616.59                 15,877.99               15,481.12
03/31/2008                16,673.29                 15,893.96               15,404.95
04/30/2008                16,638.44                 15,915.31               15,461.88
05/31/2008                16,516.43                 15,874.52               15,359.57
06/30/2008                16,503.09                 15,815.20               15,305.76
07/31/2008                16,489.62                 15,739.78               15,185.93
08/31/2008                16,646.12                 15,849.69               15,228.77
09/30/2008                16,422.53                 15,401.20               14,717.56
10/31/2008                16,034.89                 14,553.18               13,941.89
11/30/2008                16,556.83                 14,548.01               14,087.30
12/31/2008                17,174.55                 14,843.82               14,608.52
01/31/2009                17,023.01                 14,835.16               14,568.36

                                   [END CHART]

                          Data from 1/31/99 to 1/31/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Shares to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year. Before November 3, 2008, it was referred to as the Lehman Brothers U.S. Aggregate Bond Index.

o The unmanaged Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

USAA INCOME FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                                                      1/31/09
--------------------------------------------------------------------------------
Net Assets                                                         $19.6 Million
Net Asset Value Per Share                                              $10.82

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/09
--------------------------------------------------------------------------------
                            Since Inception 8/01/08**
                                     -5.84%

--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------
Before Reimbursement   0.42%                         After Reimbursement   0.40%

*The USAA Income Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE ESTIMATED TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS ESTIMATED TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2008. FOR THE FIRST TWO FISCAL YEARS, IMCO HAS VOLUNTARILY AGREED TO LIMIT THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.40%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE INSTITUTIONAL SHARES FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. IF THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 0.40%, THE INSTITUTIONAL SHARES WILL OPERATE AT THE LOWER EXPENSE RATIO. THE ESTIMATED EXPENSE RATIOS MAY
DIFFER FROM THE INSTITUTIONAL SHARES' ACTUAL EXPENSE RATIO FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2009, WHICH WAS 0.36% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA INCOME FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   BARCLAYS CAPITAL U.S.           LIPPER A RATED BOND       USAA INCOME FUND
                   AGGREGATE BOND INDEX                FUNDS INDEX         INSTITUTIONAL SHARES
07/31/2008              $10,000.00                     $10,000.00              $10,000.00
08/31/2008               10,094.91                      10,028.22               10,055.01
09/30/2008                9,959.32                       9,691.59                9,773.05
10/31/2008                9,724.23                       9,180.80                9,237.79
11/30/2008               10,040.76                       9,276.55                9,236.65
12/31/2008               10,415.37                       9,619.78                9,427.63
01/31/2009               10,323.47                       9,593.33                9,415.64

                                   [END CHART]

         *Data from 7/31/08 to 1/31/09.

         See page 11 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Institutional Shares to the benchmarks.

*The performance of the Barclays Capital U.S. Aggregate Bond Index and the Lipper A Rated Bond Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                     o PORTFOLIO RATINGS MIX -- 1/31/2009 o

                [PIE CHART OF PORTFOLIO RATINGS MIX -- 1/31/2009]

AAA                                                                        51%
AA                                                                         10%
A                                                                          19%
BBB                                                                        18%
Securities with Short-Term Investment-Grade Ratings                         2%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. If any of the Fund's securities are unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 17-31.

================================================================================

14  | USAA INCOME FUND

================================================================================

                         TOP 10 SECURITIES* -- 1/31/2009

--------------------------------------------------------------------------------

                                                           COUPON RATE %   % OF NET ASSETS
                                                           -------------------------------
U.S. Treasury Inflation-Indexed Notes ...................      2.38%             2.8%
U.S. Treasury Inflation-Indexed Notes ...................      1.75%             2.0%
Region of Lombardy ......................................      5.80%             1.5%
Household Finance Corp...................................      6.38%             1.4%
Fannie Mae Mortgage-Backed Pass-Through .................      5.50%             1.4%
Fannie Mae Mortgage-Backed Pass-Through .................      5.00%             1.4%
U.S. Treasury Notes .....................................      4.63%             1.3%
Fannie Mae Mortgage-Backed Pass-Through .................      6.00%             1.3%
Landesbank Baden-Wuerttemberg ...........................      6.35%             1.3%
Fannie Mae Mortgage-Backed Pass-Through .................      6.00%             1.3%

* Excludes money market instruments.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                         o PORTFOLIO MIX -- 1/31/2009 o

                          [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                                                      32.0%
U.S. Government Agency Issues                                              23.0%
Commercial Mortgage Securities                                             15.4%
Eurodollar and Yankee Obligations                                          10.7%
U.S. Treasury Securities                                                    6.1%
Preferred Securities                                                        4.2%
Asset-Backed Securities                                                     3.6%
Municipal Bonds                                                             2.3%
Money Market Instruments                                                    2.3%

                                   [END CHART]

        Percentage are of net assets of the Fund and may not equal 100%.

================================================================================

16  | USAA INCOME FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (32.0%)

            CONSUMER DISCRETIONARY (2.7%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (1.3%)
 $ 15,000   Daimler Finance N.A., LLC                                8.00%        6/15/2010       $   14,917
   10,000   Toyota Motor Credit Corp.                                4.85         2/27/2015            9,081
                                                                                                  ----------
                                                                                                      23,998
                                                                                                  ----------
            BROADCASTING (1.1%)
   10,000   Comcast Cable Communications, Inc.                       6.88         6/15/2009           10,100
   10,000   Time Warner Cable, Inc.                                  6.75         7/01/2018            9,783
                                                                                                  ----------
                                                                                                      19,883
                                                                                                  ----------
            SPECIALTY STORES (0.3%)
    5,000   Staples, Inc.                                            9.75         1/15/2014            5,323
                                                                                                  ----------
            Total Consumer Discretionary                                                              49,204
                                                                                                  ----------

            CONSUMER STAPLES (3.3%)
            -----------------------
            DRUG RETAIL (0.4%)
    9,516   CVS Corp.(a)                                             6.04        12/10/2028            7,281
                                                                                                  ----------
            FOOD RETAIL (0.3%)
    5,000   Kroger Co.                                               5.50         2/01/2013            5,092
                                                                                                  ----------
            HOUSEHOLD PRODUCTS (1.0%)
   17,000   Clorox Co.                                               6.13         2/01/2011           17,496
                                                                                                  ----------
            HYPERMARKETS & SUPER CENTERS (0.3%)
    5,000   Costco Wholesale Corp.                                   5.30         3/15/2012            5,314
                                                                                                  ----------
            PACKAGED FOODS & MEAT (0.9%)
   15,000   Kellogg Co.                                              6.60         4/01/2011           16,137
                                                                                                  ----------
            SOFT DRINKS (0.4%)
    2,000   PepsiAmericas, Inc.                                      4.50         3/15/2013            1,859
    5,000   Pepsico, Inc.                                            7.90        11/01/2018            6,212
                                                                                                  ----------
                                                                                                       8,071
                                                                                                  ----------
            Total Consumer Staples                                                                    59,391
                                                                                                  ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            ENERGY (4.1%)
            -------------
            INTEGRATED OIL & GAS (1.6%)
 $ 21,000   ConocoPhillips                                           8.75%        5/25/2010       $   22,396
    5,000   Hess Corp.                                               8.13         2/15/2019            5,117
                                                                                                  ----------
                                                                                                      27,513
                                                                                                  ----------
            OIL & GAS DRILLING (0.4%)
    3,000   Nabors Industries, Inc.(a)                               9.25         1/15/2019            2,899
    5,000   Transocean, Inc.                                         5.25         3/15/2013            4,833
                                                                                                  ----------
                                                                                                       7,732
                                                                                                  ----------
            OIL & GAS EQUIPMENT & SERVICES (0.6%)
    5,000   Baker Hughes, Inc.                                       7.50        11/15/2018            5,542
    5,000   Weatherford International Ltd.                           9.63         3/01/2019            5,097
                                                                                                  ----------
                                                                                                      10,639
                                                                                                  ----------
            OIL & GAS STORAGE & TRANSPORTATION (1.5%)
    5,000   DCP Midstream, LLC(a)                                    9.70        12/01/2013            5,175
    5,000   Enbridge Energy Partners, LP                             5.35        12/15/2014            4,513
    2,000   Enbridge Energy Partners, LP                             8.05        10/01/2037            1,120
   10,000   Enterprise Products Operating, LLC                       6.30         9/15/2017            9,239
    5,000   Nustar Logistics, LP                                     7.65         4/15/2018            4,129
    3,000   Transcontinental Gas Pipeline Corp.                      8.88         7/15/2012            3,100
                                                                                                  ----------
                                                                                                      27,276
                                                                                                  ----------
            Total Energy                                                                              73,160
                                                                                                  ----------
            FINANCIALS (10.1%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
    5,000   State Street Capital Trust III                           8.25                --(b)         3,805
                                                                                                  ----------
            CONSUMER FINANCE (2.9%)
   10,000   American Honda Finance Corp.(a)                          7.63        10/01/2018            9,449
    3,000   ERAC USA Finance Co.(a)                                  6.38        10/15/2017            1,954
   25,200   Household Finance Corp.                                  6.38        10/15/2011           25,946
    7,000   SLM Corp.                                                5.03(c)      6/01/2009            6,721
   10,000   SLM Corp.                                                5.38         1/15/2013            8,021
                                                                                                  ----------
                                                                                                      52,091
                                                                                                  ----------
            DIVERSIFIED BANKS (0.7%)
    5,000   Huntington National Bank                                 4.38         1/15/2010            4,798
    5,000   Wells Fargo Capital XIII                                 7.70                --(b)         3,588
    5,000   Wells Fargo Capital XV                                   9.75                --(b)         4,704
                                                                                                  ----------
                                                                                                      13,090
                                                                                                  ----------
            LIFE & HEALTH INSURANCE (0.2%)
    5,000   Great-West Life & Annuity Insurance Co.(a)               7.15         5/16/2046            3,042
                                                                                                  ----------

================================================================================

18  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------
            MULTI-LINE INSURANCE (0.3%)
 $  5,000   AIG Sunamerica Global Financing(a)                       6.30%        5/10/2011       $    4,501
    3,000   Oil Insurance Ltd.(a)                                    7.56                --(b)         1,207
                                                                                                  ----------
                                                                                                       5,708
                                                                                                  ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
    6,000   Bank of America Corp.                                    8.00                --(b)         3,182
   10,000   Bank One Corp.                                           7.88         8/01/2010           10,467
    5,000   Countrywide Financial Corp.                              5.80         6/07/2012            4,919
    3,000   JPMorgan Chase & Co.                                     7.90                --(b)         2,286
                                                                                                  ----------
                                                                                                      20,854
                                                                                                  ----------
            PROPERTY & CASUALTY INSURANCE (1.3%)
   15,000   Berkshire Hathaway Finance Corp.                         4.85         1/15/2015           14,975
    5,000   MBIA Insurance Co.(a)                                   14.00         1/15/2033            2,902
    5,000   Progressive Corp.                                        6.70         6/15/2037            2,821
    5,000   Travelers Companies, Inc.                                6.25         3/15/2037            3,304
                                                                                                  ----------
                                                                                                      24,002
                                                                                                  ----------
            REGIONAL BANKS (0.8%)
    5,000   Chittenden Corp.                                         5.80         2/14/2017            5,117
    8,000   Hudson United Bank                                       7.00         5/15/2012            8,393
                                                                                                  ----------
                                                                                                      13,510
                                                                                                  ----------
            REITs -- DIVERSIFIED (0.2%)
    5,000   Liberty Property, LP                                     6.63        10/01/2017            3,570
                                                                                                  ----------
            REITs -- INDUSTRIAL (0.2%)
    5,000   AMB Property, LP                                         6.30         6/01/2013            3,581
                                                                                                  ----------
            REITs - RESIDENTIAL (0.1%)
    1,860   AvalonBay Communities, Inc.                              5.50         1/15/2012            1,723
                                                                                                  ----------
            REITs - RETAIL (1.8%)
    9,000   Chelsea Property Group, LP                               6.00         1/15/2013            6,578
    5,000   National Retail Properties, Inc.                         6.88        10/15/2017            3,173
   15,000   Pan Pacific Retail Properties, Inc.                      7.95         4/15/2011           13,598
    3,000   Regency Centers, LP                                      8.45         9/01/2010            2,830
    6,185   Regency Centers, LP                                      7.95         1/15/2011            5,700
                                                                                                  ----------
                                                                                                      31,879
                                                                                                  ----------
            REITs -- SPECIALIZED (0.2%)
    5,000   Nationwide Health Properties, Inc.                       6.25         2/01/2013            4,281
                                                                                                  ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            SPECIALIZED FINANCE (0.0%)
 $  1,000   Assured Guaranty U.S. Holdings, Inc.                     6.40%       12/15/2066       $      100
    5,000   XL Capital Ltd.                                          6.50                --(b)           713
                                                                                                  ----------
                                                                                                         813
                                                                                                  ----------
            Total Financials                                                                         181,949
                                                                                                  ----------
            HEALTH CARE (1.0%)
            ------------------
            BIOTECHNOLOGY (0.6%)
   10,000   Genentech, Inc.                                          4.75         7/15/2015            9,983
                                                                                                  ----------
            LIFE SCIENCES TOOLS & SERVICES (0.1%)
    2,500   Thermo Fisher Scientific, Inc.                           5.00         6/01/2015            2,365
                                                                                                  ----------
            MANAGED HEALTH CARE (0.3%)
    5,000   Highmark, Inc.(a)                                        6.80         8/15/2013            4,727
                                                                                                  ----------
            Total Health Care                                                                         17,075
                                                                                                  ----------
            INDUSTRIALS (3.0%)
            ------------------
            AIRLINES (0.1%)
       97   America West Airlines, Inc. Pass-Through Trust           6.85         7/02/2009               97
    1,454   United Airlines Pass-Through Trust                       7.73         7/01/2010            1,403
                                                                                                  ----------
                                                                                                       1,500
                                                                                                  ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
   10,000   John Deere Capital Corp.                                 5.10         1/15/2013           10,113
                                                                                                  ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
   10,000   Waste Management, Inc.                                   7.38         8/01/2010           10,238
                                                                                                  ----------
            INDUSTRIAL MACHINERY (0.6%)
   10,000   Danaher Corp.                                            5.63         1/15/2018           10,042
    1,500   Ingersoll Rand Co.                                       9.00         8/15/2021            1,476
                                                                                                  ----------
                                                                                                      11,518
                                                                                                  ----------
            RAILROADS (1.1%)
    2,058   CSX Transportation Inc.                                  9.75         6/15/2020            2,263
    2,842   Norfolk Southern Railway Co.                             9.75         6/15/2020            3,557
   10,000   TTX Co.(a)                                               5.40         2/15/2016            9,440
    5,000   Union Pacific Corp.                                      7.88         1/15/2019            5,550
                                                                                                  ----------
                                                                                                      20,810
                                                                                                  ----------
            Total Industrials                                                                         54,179
                                                                                                  ----------
            INFORMATION TECHNOLOGY (0.6%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.3%)
    5,000   Harris Corp.                                             5.95        12/01/2017            4,413
                                                                                                  ----------

================================================================================

20  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            COMPUTER HARDWARE (0.3%)
 $  5,000   IBM Corp.                                                7.63%       10/15/2018       $    5,928
                                                                                                  ----------
            Total Information Technology                                                              10,341
                                                                                                  ----------
            MATERIALS (0.8%)
            ----------------
            PAPER PRODUCTS (0.5%)
   10,000   International Paper Co.                                  7.40         6/15/2014            8,419
                                                                                                  ----------
            SPECIALTY CHEMICALS (0.3%)
    5,000   Lubrizol Corp.                                           8.88         2/01/2019            5,129
                                                                                                  ----------
            Total Materials                                                                           13,548
                                                                                                  ----------
            TELECOMMUNICATION SERVICES (0.7%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    4,000   Qwest Communications International, Inc.                 7.25         2/15/2011            3,800
                                                                                                  ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    3,000   AT&T Wireless Services, Inc.                             7.88         3/01/2011            3,227
    5,000   Verizon Wireless Capital, LLC(a)                         8.50        11/15/2018            5,747
                                                                                                  ----------
                                                                                                       8,974
                                                                                                  ----------
            Total Telecommunication Services                                                          12,774
                                                                                                  ----------
            UTILITIES (5.7%)
            ----------------
            ELECTRIC UTILITIES (3.6%)
    5,000   Cleveland Electric Illuminating Co.                      8.88        11/15/2018            5,724
    1,701   FPL Energy American Wind(a)                              6.64         6/20/2023            1,422
    5,000   FPL Group Capital, Inc.                                  7.30         9/01/2067            3,705
    5,000   Gulf Power Co.                                           4.90        10/01/2014            5,115
    5,000   Illinois Power Co.(a)                                    9.75        11/15/2018            5,578
   10,000   Northern States Power Co.                                8.00         8/28/2012           11,269
    1,715   Power Contract Financing, LLC(a)                         6.26         2/01/2010            1,666
    5,000   PPL Energy Supply, LLC                                   6.20         5/15/2016            4,331
    8,299   Tristate General & Transport Association(a)              6.04         1/31/2018            7,642
    9,000   Union Electric Co.                                       6.70         2/01/2019            8,702
   10,000   West Penn Power Co.                                      6.63         4/15/2012            9,953
                                                                                                  ----------
                                                                                                      65,107
                                                                                                  ----------
            GAS UTILITIES (1.3%)
    8,000   AGL Capital Corp.                                        6.38         7/15/2016            7,353
    8,000   Gulfstream Natural Gas Systems, LLC(a)                   5.56        11/01/2015            6,518
    5,000   Questar Pipeline Co.                                     5.83         2/01/2018            4,517
    5,000   Southern Star Central Gas Pipeline, Inc.(a)              6.00         6/01/2016            4,250
                                                                                                  ----------
                                                                                                      22,638
                                                                                                  ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            MULTI-UTILITIES (0.5%)
 $  5,000   CenterPoint Energy Houston Electric, LLC                 7.00%        3/01/2014       $    5,153
    5,000   South Carolina Electric & Gas Co.                        5.30         5/15/2033            4,380
                                                                                                  ----------
                                                                                                       9,533
                                                                                                  ----------
            WATER UTILITIES (0.3%)
    5,475   American Water Capital Corp.                             6.09        10/15/2017            4,900
                                                                                                  ----------
            Total Utilities                                                                          102,178
                                                                                                  ----------
            Total Corporate Obligations (cost: $606,369)                                             573,799
                                                                                                  ----------
            EURODOLLAR AND YANKEE OBLIGATIONS (10.7%)

            ENERGY (0.9%)
            -------------
            OIL & GAS DRILLING (0.2%)
    3,771   Delek & Avner-Yam Tethys Ltd.(a)                         4.29(c)      8/01/2013            3,768
                                                                                                  ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    5,000   Canadian Natural Resources Ltd.                          5.70         5/15/2017            4,329
                                                                                                  ----------
            OIL & GAS REFINING & MARKETING (0.4%)
    5,000   GS Caltex Corp.                                          7.25         7/02/2013            4,234
    5,000   GS Caltex Corp.(a)                                       5.50        10/15/2015            3,391
                                                                                                  ----------
                                                                                                       7,625
                                                                                                  ----------
            Total Energy                                                                              15,722
                                                                                                  ----------
            FINANCIALS (5.2%)
            -----------------
            DIVERSIFIED BANKS (4.6%)
    5,000   ANZ Capital Trust I(a)                                   4.48                --(b)         4,301
    6,000   Banco Santander(a)                                       5.38        12/09/2014            5,494
    5,000   Barclays Bank plc(a)                                     6.05        12/04/2017            4,280
    5,180   Barclays Bank plc(a)                                     7.38                --(b)         2,278
    5,000   BNP Paribas(a)                                           7.20                --(b)         2,752
    5,000   Canadian Imperial Bank Corp.(a)                          7.26         4/10/2032            5,641
   20,000   Landesbank Baden-Wuerttemberg                            6.35         4/01/2012           22,885
   10,000   Lloyds TSB Group plc(a)                                  6.27                --(b)         2,485
    5,000   Mizuho Capital Investment 1 Ltd.(a)                      6.69                --(b)         3,222
   10,000   MUFG Capital Finance 1 Ltd.                              6.35                --(b)         7,069
   15,000   Nordea Bank AB(a)                                        5.25        11/30/2012           14,234
    5,000   Standard Chartered Bank(a)                               6.40         9/26/2017            4,123
    5,000   Sumitomo Mitsui Financial Group(a)                       6.08                --(b)         3,366
                                                                                                  ----------
                                                                                                      82,130
                                                                                                  ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    5,000   ZFS Finance USA Trust II(a)                              6.45        12/15/2065            2,184
                                                                                                  ----------

================================================================================

22  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            PROPERTY & CASUALTY INSURANCE (0.1%)
 $  5,000   Catlin Insurance Co. Ltd.(a)                             7.25%               --(b)    $    1,192
                                                                                                  ----------
            REGIONAL BANKS (0.0%)
    5,000   Glitnir Banki hf(a),(d)                                  6.38         9/25/2012              375
    5,000   Kaupthing Bank hf(a),(d)                                 7.13         5/19/2016               25
                                                                                                  ----------
                                                                                                         400
                                                                                                  ----------
            REITs -- RETAIL (0.4%)
   10,000   Westfield Capital Corp.(a)                               5.13        11/15/2014            7,559
                                                                                                  ----------
            Total Financials                                                                          93,465
                                                                                                  ----------
            INDUSTRIALS (0.4%)
            ------------------
            BUILDING PRODUCTS (0.4%)
   10,000   CRH America, Inc.                                        6.00         9/30/2016            6,904
                                                                                                  ----------
            MATERIALS (1.6%)
            ----------------
            DIVERSIFIED METALS & MINING (0.1%)
    5,000   Glencore Funding, LLC(a)                                 6.00         4/15/2014            2,435
                                                                                                  ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (1.0%)
   10,000   Agrium, Inc.                                             8.25         2/15/2011           10,301
    8,000   Yara International ASA(a)                                5.25        12/15/2014            6,965
                                                                                                  ----------
                                                                                                      17,266
                                                                                                  ----------
            GOLD (0.5%)
   10,000   Barrick NA Finance, LLC                                  6.80         9/15/2018            9,328
                                                                                                  ----------
            Total Materials                                                                           29,029
                                                                                                  ----------
            TELECOMMUNICATION SERVICES (0.3%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    5,416   Deutsche Telekom International Finance                   8.50         6/15/2010            5,736
                                                                                                  ----------
            U.S. GOVERNMENT (2.1%)
            ----------------------
            FOREIGN GOVERNMENT (2.1%)
   25,000   Region of Lombardy                                       5.80        10/25/2032           27,393
   10,000   Republic of Poland                                       5.25         1/15/2014            9,807
                                                                                                  ----------
            Total U.S. Government                                                                     37,200
                                                                                                  ----------
            UTILITIES (0.2%)
            ----------------
            MULTI-UTILITIES (0.2%)
    5,000   Veolia Environnement                                     6.00         6/01/2018            4,689
                                                                                                  ----------
            Total Eurodollar and Yankee Obligations
               (cost: $238,323)                                                                      192,745
                                                                                                  ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES (3.6%)

            FINANCIALS (3.6%)
            -----------------
            ASSET-BACKED FINANCING (3.6%)
 $  3,000   AmeriCredit Automobile Receivables Trust                 2.18%        1/12/2012       $    2,819
    5,000   ARG Funding Corp.(a)                                     4.84         5/20/2011            3,745
    4,000   Banc of America Securities Auto Trust                    5.51         2/19/2013            3,314
    2,360   Capital One Auto Finance Trust (INS)                     4.71         6/15/2012            2,103
    5,000   Capital One Auto Finance Trust                           0.36(c)      5/15/2013            3,540
    5,000   Capital One Multi-Asset Execution Trust                  6.00         8/15/2013            3,023
    5,000   Chase Issuance Trust                                     5.12        10/15/2014            5,048
    3,000   Citibank Credit Card Issuance Trust                      5.70         5/15/2013            2,079
    5,000   Citibank Credit Card Issuance Trust                      5.10        11/20/2017            4,531
    2,000   Citibank Credit Card Issuance Trust                      5.35         2/07/2020            1,744
    5,000   CPS Auto Receivables Trust (INS)                         6.48         7/15/2013            4,431
    5,000   Hertz Vehicle Financing, LLC(a)                          5.08        11/25/2011            3,830
    5,000   Huntington Auto Trust(a)                                 5.64         2/15/2013            4,569
    5,000   Rental Car Finance Corp.(a)                              0.53(c)      7/25/2013            4,042
    4,924   SLM Student Loan Trust                                   1.71(c)     10/25/2038            3,163
    5,250   SLM Student Loan Trust                                   1.39(c)      1/25/2041            4,615
    1,758   USXL Funding, LLC (INS)(a)                               5.38         4/15/2014            1,564
    5,000   Volkswagen Auto Loan Enhanced Trust                      6.24         7/20/2015            4,989
    2,000   WFS Financial Owner Trust                                4.76         5/17/2013            1,315
                                                                                                  ----------
            Total Financials                                                                          64,464
                                                                                                  ----------
            Total Asset-Backed Securities (cost: $66,816)                                             64,464
                                                                                                  ----------

            COMMERCIAL MORTGAGE SECURITIES (15.4%)

            FINANCIALS (15.4%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (15.3%)
    9,084   Banc of America Commercial Mortgage, Inc.                5.79         5/11/2035            7,983
   10,000   Banc of America Commercial Mortgage, Inc.                4.65         9/11/2036            8,934
    5,125   Banc of America Commercial Mortgage, Inc.                5.11(c)     11/10/2042            2,103
    5,000   Banc of America Commercial Mortgage, Inc.                4.77         7/10/2043            1,881
   10,000   Banc of America Commercial Mortgage, Inc.                5.72(c)      5/10/2045            7,570
   11,000   Banc of America Commercial Mortgage, Inc.                5.18(c)      9/10/2047            8,142
    5,008   Bear Stearns Commercial Mortgage Securities, Inc.(a)     6.00         6/16/2030            3,118
   11,545   Bear Stearns Commercial Mortgage Securities, Inc.        5.46(c)      3/11/2039            8,735
    7,000   Citigroup Commercial Mortgage Trust                      5.23(c)      7/15/2044            2,650
    5,000   Citigroup Commercial Mortgage Trust(a)                   4.83         9/20/2051            2,344
   12,000   Commercial Mortgage Trust                                5.12         6/10/2044            9,769
    8,000   Credit Suisse First Boston Mortgage Capital              5.55(c)      2/15/2039            8,284

================================================================================

24  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------
 $  8,813   Credit Suisse First Boston Mortgage Securities Corp.     6.38%       12/18/2035       $    8,128
   10,000   Credit Suisse First Boston Mortgage Securities Corp.     4.81         2/15/2038            8,952
    5,000   Credit Suisse First Boston Mortgage Securities Corp.     5.10         8/15/2038            1,876
   11,100   Credit Suisse First Boston Mortgage Securities Corp.     5.23        12/15/2040            8,122
    8,779   First Union National Bank Commercial Mortgage Trust      7.39        12/15/2031            8,540
   10,000   GE Commercial Mortgage Corp.                             5.34(c)      3/10/2044            7,508
   12,215   J.P. Morgan Chase Commercial Mortgage Securities Corp.   4.82         9/12/2037           11,165
   10,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.   4.99         9/12/2037            3,792
    5,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.   5.04        10/15/2042            1,866
   10,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.   5.49         4/15/2043            7,556
   10,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.   5.18(c)     12/15/2044            7,821
   10,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.   5.88(c)      4/15/2045            7,670
    2,500   J.P. Morgan Chase Commercial Mortgage Securities Corp.   5.03(c)      3/15/2046              560
    7,000   LB-UBS Commercial Mortgage Trust                         4.58         8/15/2029            6,205
   10,000   LB-UBS Commercial Mortgage Trust                         4.95         9/15/2030            7,436
    7,000   LB-UBS Commercial Mortgage Trust                         5.34         9/15/2039            5,008
    7,000   Merrill Lynch Mortgage Trust                             5.62         7/12/2034            6,175
   10,000   Merrill Lynch Mortgage Trust                             5.02         7/12/2038            7,764
    2,000   Merrill Lynch Mortgage Trust                             5.38(c)      1/12/2044              408
    5,000   Merrill Lynch Mortgage Trust                             6.27(c)      2/12/2051            1,262
   12,550   Morgan Stanley Capital I, Inc.                           4.59         4/14/2040           10,898
    7,000   Morgan Stanley Capital I, Inc.                           5.80(c)      8/12/2041            5,277
    5,350   Morgan Stanley Capital I, Inc.                           5.17         1/14/2042            4,087
   10,000   Morgan Stanley Capital I, Inc.                           5.69         7/12/2044            7,309
    6,000   Morgan Stanley Capital I, Inc.                           4.85         6/12/2047            4,650
   11,425   Morgan Stanley Capital I, Inc.                           5.17        10/12/2052            8,860
    5,000   Morgan Stanley Capital I, Inc.                           4.66         7/15/2056            3,963
    5,000   Timberstar Trust(a)                                      5.88        10/15/2036            3,301
   10,000   Wachovia Bank Commercial Mortgage Trust                  5.08         3/15/2042            8,147
    5,000   Wachovia Bank Commercial Mortgage Trust                  4.66         4/15/2042            4,789

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
 $ 10,500   Wachovia Bank Commercial Mortgage Trust                  4.81%        4/15/2042       $    7,795
   10,000   Wachovia Bank Commercial Mortgage Trust                  4.61         5/15/2044            8,866
   10,350   Wachovia Bank Commercial Mortgage Trust                  5.17(c)     10/15/2044            8,084
                                                                                                  ----------
                                                                                                     275,353
                                                                                                  ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)
   27,750   Bear Stearns Commercial Mortgage Securities, Inc.,
              acquired 6/17/2004; cost $1,614(a),(e)                 2.06         5/14/2016              152
   49,076   Greenwich Capital Commercial Funding Corp.,
              acquired 8/13/2003; cost $2,773(a),(e)                 1.86         1/11/2035              859
   25,565   Wachovia Bank Commercial Mortgage Trust,
              acquired 8/06/2003; cost $1,292(a),(e)                 1.02         4/15/2035              485
                                                                                                  ----------
                                                                                                       1,496
                                                                                                  ----------
            Total Financials                                                                         276,849
                                                                                                  ----------
            Total Commercial Mortgage Securities (cost: $359,003)                                    276,849
                                                                                                  ----------
            U.S. GOVERNMENT AGENCY ISSUES (23.0%)(f)

            DEBENTURES (0.5%)
   10,000   Fannie Mae(+)                                            4.80(c)      2/17/2009           10,000
                                                                                                  ----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (21.7%)
   23,873   Fannie Mae(+)                                            5.00         6/01/2033           24,351
   14,562   Fannie Mae(+)                                            5.50         7/01/2021           15,030
   17,100   Fannie Mae(+)                                            5.50         9/01/2035           17,535
    9,275   Fannie Mae(+)                                            5.50        10/01/2035            9,511
   15,242   Fannie Mae(+)                                            5.50         1/01/2036           15,630
   18,674   Fannie Mae(+)                                            5.50         4/01/2036           19,149
   20,772   Fannie Mae(+)                                            5.50         2/01/2037           21,285
   19,158   Fannie Mae(+)                                            5.50         3/01/2037           19,629
   13,709   Fannie Mae(+)                                            5.50        11/01/2037           14,047
   24,534   Fannie Mae(+)                                            5.50         5/01/2038           25,138
   21,948   Fannie Mae(+)                                            6.00         5/01/2036           22,651
   17,308   Fannie Mae(+)                                            6.00         6/01/2036           17,862
   22,957   Fannie Mae(+)                                            6.00         8/01/2037           23,688
    2,031   Fannie Mae(+)                                            6.50         4/01/2031            2,132
       47   Fannie Mae(+)                                            6.50         7/01/2031               50
    3,522   Fannie Mae(+)                                            6.50         3/01/2032            3,696
       91   Fannie Mae(+)                                            7.00        10/01/2022               96
       65   Fannie Mae(+)                                            7.00         3/01/2023               69
      366   Fannie Mae(+)                                            7.00         4/01/2023              389
    5,043   Freddie Mac(+)                                           5.00         6/01/2020            5,170
   15,563   Freddie Mac(+)                                           5.00         1/01/2021           15,953
   14,240   Freddie Mac(+)                                           5.50        11/01/2020           14,713

================================================================================

26  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
 $  6,757   Freddie Mac(+)                                           5.50%       12/01/2020       $    6,981
    9,159   Freddie Mac(+)                                           5.50        12/01/2035            9,388
   21,870   Freddie Mac(+)                                           5.50         4/01/2036           22,400
   12,239   Government National Mortgage Assn. I                     5.00         8/15/2033           12,527
    1,016   Government National Mortgage Assn. I                     6.00         8/15/2028            1,052
      745   Government National Mortgage Assn. I                     6.00         9/15/2028              771
    1,253   Government National Mortgage Assn. I                     6.00         9/15/2028            1,297
    8,363   Government National Mortgage Assn. I                     6.00         9/15/2028            8,652
    2,252   Government National Mortgage Assn. I                     6.00        10/15/2028            2,332
    1,106   Government National Mortgage Assn. I                     6.00         1/15/2029            1,144
    1,125   Government National Mortgage Assn. I                     6.00         1/15/2029            1,164
      216   Government National Mortgage Assn. I                     6.00         1/15/2029              223
    1,513   Government National Mortgage Assn. I                     6.00         1/15/2033            1,562
       31   Government National Mortgage Assn. I                     6.50         6/15/2023               32
       72   Government National Mortgage Assn. I                     6.50         7/15/2023               75
      485   Government National Mortgage Assn. I                     6.50         7/15/2023              504
      263   Government National Mortgage Assn. I                     6.50         9/15/2023              273
      550   Government National Mortgage Assn. I                     6.50        10/15/2023              572
      381   Government National Mortgage Assn. I                     6.50        10/15/2023              396
       72   Government National Mortgage Assn. I                     6.50        10/15/2023               75
    1,126   Government National Mortgage Assn. I                     6.50        12/15/2023            1,171
      546   Government National Mortgage Assn. I                     6.50        12/15/2023              567
      307   Government National Mortgage Assn. I                     6.50         1/15/2024              320
      514   Government National Mortgage Assn. I                     6.50         2/15/2024              536
      240   Government National Mortgage Assn. I                     6.50         4/15/2026              251
    1,331   Government National Mortgage Assn. I                     6.50         5/15/2028            1,397
    3,093   Government National Mortgage Assn. I                     6.50        10/15/2031            3,229
      148   Government National Mortgage Assn. I                     7.00         5/15/2023              159
      149   Government National Mortgage Assn. I                     7.00         5/15/2023              160
      150   Government National Mortgage Assn. I                     7.00         5/15/2023              161
      182   Government National Mortgage Assn. I                     7.00         5/15/2023              196
      309   Government National Mortgage Assn. I                     7.00         6/15/2023              332
      282   Government National Mortgage Assn. I                     7.00         6/15/2023              302
       82   Government National Mortgage Assn. I                     7.00         6/15/2023               88
      829   Government National Mortgage Assn. I                     7.00         8/15/2023              890
      162   Government National Mortgage Assn. I                     7.00         8/15/2023              174
      514   Government National Mortgage Assn. I                     7.00         8/15/2023              551
       89   Government National Mortgage Assn. I                     7.00         8/15/2023               96
      275   Government National Mortgage Assn. I                     7.00         9/15/2023              295
      117   Government National Mortgage Assn. I                     7.00         1/15/2026              125
       33   Government National Mortgage Assn. I                     7.00         3/15/2026               36
       39   Government National Mortgage Assn. I                     7.00         3/15/2026               42

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
 $    836   Government National Mortgage Assn. I                     7.00%       10/15/2027       $      896
      754   Government National Mortgage Assn. I                     7.00         6/15/2029              807
      491   Government National Mortgage Assn. I                     7.00         6/15/2029              526
      316   Government National Mortgage Assn. I                     7.00         7/15/2029              338
      667   Government National Mortgage Assn. I                     7.00         8/15/2031              713
      448   Government National Mortgage Assn. I                     7.00         7/15/2032              477
      639   Government National Mortgage Assn. I                     7.50         7/15/2023              681
      239   Government National Mortgage Assn. I                     7.50         6/15/2026              255
      547   Government National Mortgage Assn. I                     7.50         6/15/2026              583
      594   Government National Mortgage Assn. I                     7.50         7/15/2026              633
      363   Government National Mortgage Assn. I                     7.50         5/15/2027              387
      540   Government National Mortgage Assn. I                     7.50         2/15/2028              575
      514   Government National Mortgage Assn. I                     7.50        12/15/2028              547
      398   Government National Mortgage Assn. I                     7.50         8/15/2029              424
    3,616   Government National Mortgage Assn. II                    5.50         4/20/2033            3,709
    3,597   Government National Mortgage Assn. II                    6.00         8/20/2032            3,707
    2,440   Government National Mortgage Assn. II                    6.00         9/20/2032            2,514
      979   Government National Mortgage Assn. II                    6.50         8/20/2031            1,028
                                                                                                  ----------
                                                                                                     389,072
                                                                                                  ----------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.8%)
    2,667   Perforadora Centrale S.A. de C.V. "A," Title XI          5.24        12/15/2018            2,821
   10,000   Totem Ocean Trailer Express, Inc., Title XI              6.37         4/15/2028           11,829
                                                                                                  ----------
                                                                                                      14,650
                                                                                                  ----------
            Total U.S. Government Agency Issues (cost: $398,505)                                     413,722
                                                                                                  ----------

            U.S. TREASURY SECURITIES (6.1%)

            INFLATION-INDEXED NOTES (4.8%)
   50,712   2.38%, 1/15/2025                                                                          49,587
   40,559   1.75%, 1/15/2028                                                                          36,111
                                                                                                  ----------
                                                                                                      85,698
                                                                                                  ----------
            NOTES (1.3%)
   21,000   4.63%, 2/15/2017                                                                          23,848
                                                                                                  ----------
            Total U.S. Treasury Securities (cost: $111,178)                                          109,546
                                                                                                  ----------

            MUNICIPAL BONDS (2.3%)

            APPROPRIATED DEBT (0.1%)
    2,625   New Jersey EDA                                           5.18        11/01/2015            2,477
                                                                                                  ----------
            CASINOS & GAMING (0.2%)
    5,000   Mashantucket (Western) Pequot Tribe(a)                   5.91         9/01/2021            3,173
                                                                                                  ----------

================================================================================

28  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE        MATURITY              (000)
------------------------------------------------------------------------------------------------------------
            ELECTRIC/GAS UTILITIES (0.2%)
 $  2,795   North Carolina Eastern Municipal Power Agency            5.55%       1/01/2013        $    2,700
                                                                                                  ----------
            ESCROWED BONDS (0.1%)
    1,000   New Jersey Turnpike Auth. (INS)(PRE)                     4.25        1/01/2016             1,005
                                                                                                  ----------
            GENERAL OBLIGATION (0.1%)
    2,200   Marin County (INS)                                       4.89        8/01/2016             2,065
                                                                                                  ----------
            OIL & GAS REFINING & MARKETING (0.5%)
    9,500   Harris County                                            5.68        3/01/2023             9,484
                                                                                                  ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.1%)
    2,000   New York Housing Finance Agency                          5.18        9/15/2010             2,038
                                                                                                  ----------
            TOLL ROADS (1.0%)
   19,000   New Jersey Turnpike Auth. (INS)                          4.25        1/01/2016            18,064
                                                                                                  ----------
            Total Municipal Bonds (cost: $44,120)                                                     41,006
                                                                                                  ----------

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
$(000)/SHARES
------------------------------------------------------------------------------------------------------------
            PREFERRED SECURITIES (4.2%)

            CONSUMER STAPLES (0.2%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.2%)
   70,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)                 3,874
                                                                                                  ----------
            FINANCIALS (4.0%)
            -----------------
            REINSURANCE (0.1%)
 $  5,000   Swiss Re Capital I LP, 6.85%, perpetual(a)                                                 1,739
                                                                                                  ----------
            REITs -- INDUSTRIAL (0.8%)
  120,000   AMB Property Corp., 7.00%, cumulative redeemable, perpetual                                2,186
   18,000   AMB Property Corp., Series P, 6.85%, cumulative redeemable, perpetual                        290
  344,500   Prologis Trust, Inc., Series C, 8.54%, cumulative redeemable, perpetual                   12,736
                                                                                                  ----------
                                                                                                      15,212
                                                                                                  ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER OF                                                                                              VALUE
SHARES      SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------
            REITs -- OFFICE (0.6%)
   51,050   Duke Realty Corp. depositary shares, Series N, 7.25%,
             cumulative redeemable, perpetual                                                     $      624
  614,000   Duke Realty Corp., Series M, 6.95%, cumulative
             redeemable, perpetual                                                                     7,460
  200,000   HRPT Properties Trust, Series C, 7.13%, cumulative
             redeemable, perpetual                                                                     2,650
                                                                                                  ----------
                                                                                                      10,734
                                                                                                  ----------
            REITs -- RESIDENTIAL (1.1%)
  203,000   BRE Properties, Inc., Series C, 6.75%, cumulative
             redeemable, perpetual                                                                     3,322
  142,500   Equity Residential Properties Trust, depositary shares,
             Series K, 8.29%, cumulative redeemable, perpetual                                         7,352
  250,000   Post Properties, Inc., Series A, 8.50%, cumulative
             redeemable, perpetual                                                                     8,164
                                                                                                  ----------
                                                                                                      18,838
                                                                                                  ----------
            REITs -- RETAIL (1.0%)
  200,000   Developers Diversified Realty Corp., Series I, 7.50%,
             cumulative redeemable, perpetual                                                          1,362
  415,000   Kimco Realty Corp., depositary shares, Series F, 6.65%,
             cumulative redeemable, perpetual                                                          6,417
  400,000   Realty Income Corp., Class D, 7.38%, cumulative
             redeemable, perpetual                                                                     8,045
  201,500   Weingarten Realty Investors, depositary shares, Series D,
             6.75%, cumulative redeemable, perpetual                                                   2,762
                                                                                                  ----------
                                                                                                      18,586
                                                                                                  ----------
            REITs -- SPECIALIZED (0.4%)
  350,000   Public Storage, Inc., Series Z, 6.25%, cumulative
             redeemable, perpetual                                                                     6,364
                                                                                                  ----------
            Total Financials                                                                          71,473
                                                                                                  ----------
            U.S. GOVERNMENT (0.0%)
            ----------------------
   80,000   Fannie Mae, 8.25%, perpetual(f)                                                               93
                                                                                                  ----------
            Total Preferred Securities (cost: $118,360)                                               75,440
                                                                                                  ----------

================================================================================

30  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (2.3%)

            COMMERCIAL PAPER (1.7%)

            CONSUMER DISCRETIONARY (1.2%)
            -----------------------------
            AUTO PARTS & EQUIPMENT (0.3%)
 $  4,444   Johnson Controls, Inc.(a),(g)                            2.50%       2/02/2009        $    4,444
                                                                                                  ----------
            HOUSEHOLD APPLIANCES (0.3%)
    5,000   Black & Decker Corp.(a),(g)                              1.30        2/02/2009             5,000
                                                                                                  ----------
            SPECIALTY STORES (0.6%)
    5,000   Staples, Inc.(a),(g)                                     1.75        2/02/2009             5,000
    6,493   Staples, Inc.(a),(g)                                     1.70        2/12/2009             6,489
                                                                                                  ----------
                                                                                                      11,489
                                                                                                  ----------
            Total Consumer Discretionary                                                              20,933
                                                                                                  ----------
            MUNICIPAL BONDS (0.5%)
            ----------------------
            MUNICIPAL FINANCE (0.5%)
    9,900   California                                               9.75        2/04/2009             9,900
                                                                                                  ----------
            Total Commercial Paper                                                                    30,833
                                                                                                  ----------

            VARIABLE-RATE DEMAND NOTES (0.6%)

            MATERIALS (0.6%)
            ----------------
            DIVERSIFIED CHEMICALS (0.6%)
   10,000   Brazos River Harbor Navigation District                  8.00        5/15/2033            10,000
                                                                                                  ----------
            Total Variable-Rate Demand Notes                                                          10,000
                                                                                                  ----------
            Total Money Market Instruments (cost: $40,833)                                            40,833
                                                                                                  ----------

            TOTAL INVESTMENTS (COST: $1,983,507)                                                  $1,788,404
                                                                                                  ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 10.8% of net assets at January 31, 2009.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties.

================================================================================

32  | USAA INCOME FUND

================================================================================

    This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

    U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    EDA     Economic Development Authority
    PRE     Prerefunded to a date prior to maturity
    REIT    Real estate investment trust

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS)   Principal and interest payments are insured by one of the following:
            AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings, Ltd., or MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

            subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o    SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (b) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (c) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2009.

    (d) Currently the issuer is in default with respect to interest and/or principal payments.

    (e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2009, was $1,496,000, which represented 0.1% of the Fund's net assets.

    (f) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs), indicated with "+," are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

================================================================================

34  | USAA INCOME FUND

================================================================================

    (g) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed illiquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $1,983,507)         $1,788,404
  Cash                                                                             1
  Receivables:
     Capital shares sold:
        Affiliated transactions (Note 8)                                         126
        Nonaffiliated transactions                                             1,002
     Dividends and interest                                                   18,453
                                                                          ----------
        Total assets                                                       1,807,986
                                                                          ----------
LIABILITIES
  Payables:
     Securities purchased                                                      9,701
     Capital shares redeemed                                                   1,882
  Accrued management fees                                                        369
  Accrued transfer agent's fees                                                   56
  Other accrued expenses and payables                                             90
                                                                          ----------
        Total liabilities                                                     12,098
                                                                          ----------
           Net assets applicable to capital shares outstanding            $1,795,888
                                                                          ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $2,034,113
  Accumulated undistributed net investment income                              3,477
  Accumulated net realized loss on investments                               (46,599)
  Net unrealized depreciation of investments                                (195,103)
                                                                          ----------
           Net assets applicable to capital shares outstanding            $1,795,888
                                                                          ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $1,776,247/164,076
       shares outstanding)                                                $    10.83
                                                                          ==========
    Institutional Shares (net assets of $19,641/1,815
       shares outstanding)                                                $    10.82
                                                                          ==========

See accompanying notes to financial statements.

================================================================================

36  | USAA INCOME FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                           $   4,443
  Interest                                                               54,336
  Securities lending (net)                                                   80
                                                                      ---------
      Total income                                                       58,859
                                                                      ---------
EXPENSES
  Management fees                                                         2,610
  Administration and servicing fees:
    Fund Shares                                                           1,410
    Institutional Shares                                                      3
  Transfer agent's fees:
    Fund Shares                                                           1,735
    Institutional Shares                                                      3
  Custody and accounting fees:
    Fund Shares                                                             138
    Institutional Shares                                                      1
  Postage:
    Fund Shares                                                              98
  Shareholder reporting fees:
    Fund Shares                                                              38
  Trustees' fees                                                              6
  Registration fees:
    Fund Shares                                                              31
  Professional fees                                                          46
  Other                                                                      16
                                                                      ---------
      Total expenses                                                      6,135
  Expenses paid indirectly:
    Fund Shares                                                              (1)
                                                                      ---------
      Net expenses                                                        6,134
                                                                      ---------
NET INVESTMENT INCOME                                                    52,725
                                                                      ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss                                                      (8,259)
  Change in net unrealized appreciation/depreciation                   (160,212)
                                                                      ---------
      Net realized and unrealized loss                                 (168,471)
                                                                      ---------
  Decrease in net assets resulting from operations                    $(115,746)
                                                                      =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited), and year ended
July 31, 2008

--------------------------------------------------------------------------------

                                                                      1/31/2009        7/31/2008
------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                              $   52,725       $   99,691
  Net realized gain (loss) on investments                                (8,259)          12,346
  Change in net unrealized appreciation/depreciation of
    investments                                                        (160,212)         (30,626)
                                                                     ---------------------------
    Increase (decrease) in net assets resulting
      from operations                                                  (115,746)          81,411
                                                                     ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                         (50,449)         (99,910)
    Institutional Shares*                                                  (360)               -
                                                                     ---------------------------
    Distributions to shareholders                                       (50,809)         (99,910)
                                                                     ---------------------------
NET INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Fund Shares                                                           (41,210)         154,761
  Institutional Shares                                                   20,729                -
                                                                     ---------------------------
    Total net increase (decrease) in net assets from
      capital share transactions                                        (20,481)         154,761
                                                                     ---------------------------
  Capital contribution from USAA Transfer Agency Company                      -                4
                                                                     ---------------------------
  Net increase (decrease) in net assets                                (187,036)         136,266

NET ASSETS
  Beginning of period                                                 1,982,924        1,846,658
                                                                     ---------------------------
  End of period                                                      $1,795,888       $1,982,924
                                                                     ===========================
Accumulated undistributed net investment income:
  End of period                                                      $    3,477       $    1,561
                                                                     ===========================

* Institutional Shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

38  | USAA INCOME FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Income Fund (the
Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is maximum current income without undue risk to principal.

The Fund has two classes of shares: Income Fund Shares (Fund Shares) and, effective August 1, 2008, Income Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

40  | USAA INCOME FUND

================================================================================

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

    The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used to value the Fund's assets as of January 31, 2009:

    VALUATION INPUTS                                  INVESTMENTS IN SECURITIES
    ---------------------------------------------------------------------------
    Level 1 -- Quoted Prices                               $  139,463,000
    Level 2 -- Other Significant Observable Inputs          1,648,941,000
    Level 3 -- Significant Unobservable Inputs                          -
    ---------------------------------------------------------------------------
    Total                                                  $1,788,404,000
    ---------------------------------------------------------------------------

C. FUTURES CONTRACTS -- The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the

================================================================================

42  | USAA INCOME FUND

================================================================================

    Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations. As of January 31, 2009, the Fund did not invest in any futures contracts.

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of January 31, 2009, the Fund did not invest in any repurchase agreements.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of January 31, 2009.

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2009, these custodian and other bank credits reduced the Fund Shares' expenses by $1,000.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

44  | USAA INCOME FUND

================================================================================

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2009, the Fund paid CAPCO facility fees of $3,000, which represents 5.2% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2009, in accordance with applicable tax law.

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2008, the Fund had capital loss carryovers of $38,340,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2011. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended January 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2005, through July 31, 2008, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2009, were $195,123,000 and $163,521,000, respectively.

As of January 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

46  | USAA INCOME FUND

================================================================================

Gross unrealized appreciation and depreciation of investments as of January 31, 2009, were $46,107,000 and $241,210,000, respectively, resulting in net unrealized depreciation of $195,103,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2009, the Fund received securities-lending income of $80,000, which is net of the 20% income retained by Wachovia. As of January 31, 2009, the Fund had no securities out on loan; however, the Fund still had a cash collateral balance of $1,000, pending settlement of broker accounts for prior lending activity.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2009, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                 SIX-MONTH PERIOD ENDED        YEAR ENDED
                                       1/31/2009                7/31/2008
-------------------------------------------------------------------------------
                                  SHARES       AMOUNT      SHARES      AMOUNT
                                 ----------------------------------------------
FUND SHARES:
Shares sold                       12,380     $ 139,714     37,379    $ 451,905
Shares issued from reinvested
  dividends                        4,080        45,160      7,364       88,550
Shares redeemed                  (20,230)     (226,084)   (31,831)    (385,694)
                                 ---------------------------------------------
Net increase (decrease) from
  capital share transactions      (3,770)    $ (41,210)    12,912    $ 154,761
                                 =============================================
INSTITUTIONAL SHARES
  (COMMENCED ON AUGUST 1, 2008):
Shares sold                        2,134     $  24,189          -    $       -
Shares issued from reinvested
  dividends                           33           360          -            -
Shares redeemed                     (352)       (3,820)         -            -
                                 ---------------------------------------------
Net increase from capital
  share transactions               1,815     $  20,729          -    $       -
                                 =============================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each class on a monthly basis by comparing each share class's performance to that of the Lipper A Rated Bond Funds Index over the performance period. The Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt

================================================================================

48  | USAA INCOME FUND

================================================================================

    Funds A Rated category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE          ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)            AS A % OF THE FUND'S AVERAGE NET ASSETS
    -----------------------------------------------------------------------
    +/- 0.20% to 0.50%              +/- 0.04%
    +/- 0.51% to 1.00%              +/- 0.05%
    +/- 1.01% and greater           +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment, in the case of overperformance, or a negative adjustment, in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper A Rated Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $2,610,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $339,000 and less than $500, respectively. For the Fund Shares and Institutional Shares, the performance adjustment was 0.04% and less than 0.01%, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended January 31, 2009, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,410,000 and $3,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2009, the Fund reimbursed the Manager $13,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Institutional Shares for its first two fiscal years to 0.40% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Institutional Shares for all expenses in excess of that amount. The Manager may modify or terminate this voluntary agreement at any time. For the six-month period ended January 31, 2009, the Institutional Shares did not incur any reimbursable expenses.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month

================================================================================

50  | USAA INCOME FUND

================================================================================

    period ended January 31, 2009, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $1,735,000 and $3,000, respectively.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2009, the Fund recorded a receivable for capital shares sold of $126,000 for capital shares redeemed for the Target Funds' purchases of Institutional Shares. As of January 31, 2009, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                 OWNERSHIP %
------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                   0.2%
USAA Target Retirement 2020 Fund                                     0.2
USAA Target Retirement 2030 Fund                                     0.5
USAA Target Retirement 2040 Fund                                     0.3

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

52  | USAA INCOME FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                               JANUARY 31,                          YEAR ENDED JULY 31,
                             ----------------------------------------------------------------------------------
                                   2009           2008          2007           2006          2005          2004
                             ----------------------------------------------------------------------------------
Net asset value at
   beginning of period       $    11.81     $    11.92    $    11.92     $    12.32    $    12.24    $    12.16
                             ----------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income            .32            .63           .60            .59           .56           .55
   Net realized and
     unrealized gain (loss)       (1.00)          (.11)         (.00)(a)       (.41)          .08           .08
                             ----------------------------------------------------------------------------------
Total from investment
   operations                      (.68)           .52           .60            .18           .64           .63
                             ----------------------------------------------------------------------------------
Less distributions from:
   Net investment income           (.30)          (.63)         (.60)          (.58)         (.56)         (.55)
                             ----------------------------------------------------------------------------------
Net asset value at
   end of period             $    10.83     $    11.81    $    11.92     $    11.92    $    12.32    $    12.24
                             ==================================================================================

Total return (%)*                 (5.75)          4.37          5.09(b)        1.50          5.33          5.23
Net assets at
   end of period (000)       $1,776,247     $1,982,924    $1,846,658     $1,751,433    $1,798,881    $1,710,032
Ratios to average
   net assets:**
   Expenses (%)(d)                  .65(c)         .63           .62(b)         .59           .55           .52(e)
 Expenses, excluding
   reimbursements (%)(d)            .65(c)        . 63           .62(b)         .59           .55           .52
 Net investment
   income (%)                      5.58(c)        5.19          4.98           4.81          4.38          4.36
Portfolio turnover (%)                9             16            28             36            24            28

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2009, average net assets were $1,862,861,000.
(a)  Represents less than $0.01 per share.
(b) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Effective April 26, 2002, through November 30, 2003, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 0.55% of the Fund Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                      SIX-MONTH
                                                                    PERIOD ENDED
                                                                     JANUARY 31,
                                                                       2009***
                                                                    ------------
Net asset value at beginning of period                                  $ 11.83
                                                                        -------
Income (loss) from investment operations:
  Net investment income(a)                                                  .32
  Net realized and unrealized loss(a)                                     (1.01)
                                                                        -------
Total from investment operations(a)                                        (.69)
                                                                        -------
Less distributions from:
  Net investment income                                                    (.32)
                                                                        -------
Net asset value at end of period                                        $ 10.82
                                                                        =======

Total return (%)*                                                         (5.84)
Net assets at end of period (000)                                       $19,641
Ratios to average net assets:**
  Expenses (%)(b)                                                           .36
  Net investment income (%)(b)                                             5.76
Portfolio turnover (%)                                                        9

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2009, average net assets were $12,033,000.
***  Institutional Shares were initiated on August 1, 2008.
(a)  Calculated using average shares. For the six-month period ended
     January 31, 2009, average shares were 1,065,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

54  | USAA INCOME FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2008, through January 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid

================================================================================

                                                           EXPENSE EXAMPLE |  55

================================================================================

for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                     BEGINNING               ENDING              DURING PERIOD*
                                   ACCOUNT VALUE         ACCOUNT VALUE          AUGUST 1, 2008 -
                                   AUGUST 1, 2008       JANUARY 31, 2009        JANUARY 31, 2009
                                   -------------------------------------------------------------
FUND SHARES
Actual                               $1,000.00             $  942.50               $3.18

Hypothetical
 (5% return before expenses)          1,000.00              1,021.93                3.31

INSTITUTIONAL SHARES*
Actual                                1,000.00                941.60                1.73

Hypothetical
 (5% return before expenses)          1,000.00              1,023.01                1.81

* Expenses are equal to the annualized expense ratio of 0.65% for Fund Shares and 0.36% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days for Fund Shares (to reflect the one-half-year period) and 181 days/365 days for Institutional Shares (to reflect the number of days expenses were accrued). The Fund's actual ending account values are based on its actual total returns of (5.75)% for Fund Shares and (5.84)% for Institutional Shares for the six-month period of August 1, 2008, through January 31, 2009.

================================================================================

56  | USAA INCOME FUND

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

                                                        [

================================================================================

     USAA
     9800 Fredericksburg Road                                     --------------
     San Antonio, TX 78288                                           PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------
  >> SAVE PAPER AND FUND COSTS
     At USAA.COM click: MY DOCUMENTS
     Set preferences to USAA DOCUMENTS ONLINE.

     [LOGO OF USAA]
          USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

================================================================================
23424-0309                                   (C)2009, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2009

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    03/31/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/02/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    03/31/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.